Consolidated Schedule of Investments PIMCO Dynamic Income Fund	September 30, 2020 (Unaudited)

(AMOUNTS IN THOUSANDS*, EXCEPT NUMBER OF SHARES, CONTRACTS AND UNITS, IF ANY)
		PRINCIPAL AMOUNT (000s)	MARKET VALUE (000s)
INVESTMENTS IN SECURITIES 183.7% ¤
LOAN PARTICIPATIONS AND ASSIGNMENTS 12.9%
Al Convoy (Luxembourg) SARL
3.750% (EUR003M + 3.750%) due 01/17/2027 ~	EUR	1,400	$1,617
4.650% (LIBOR03M + 3.500%) due 01/17/2027 ~		$698	693
Alphabet Holding Co., Inc. 3.647% (LIBOR03M + 3.500%) due 09/26/2024 ~		291	284
Altice France S.A. 4.152% (LIBOR03M + 4.000%) due 08/14/2026 ~		341	331
Ancestry.com Operations, Inc.
4.400% (LIBOR03M + 4.250%) due 08/27/2026 ~		198	198
4.750% (LIBOR03M + 3.750%) due 10/19/2023 ~		99	99
Banijay Entertainment S.A.S 3.907% (LIBOR03M + 3.750%) due 03/01/2025 «~		200	197
Boels Topholding BV 4.000% (EUR003M + 4.000%) due 01/14/2027 ~	EUR	2,300	2,633
Cablevision Lightpath LLC TBD% due 09/16/2027		$1,000	994
Caesars Resort Collection LLC
2.897% (LIBOR03M + 2.750%) due 12/23/2024 ~		995	935
4.647% - 4.772% (LIBOR03M + 4.500%) due 07/21/2025 ~		1,000	971
Carnival Corp.
7.500% (EUR003M + 7.500%) due 06/30/2025 ~	EUR	998	1,160
8.500% (LIBOR03M + 7.500%) due 06/30/2025 ~		$1,895	1,922
Clay Holdco BV 4.000% (EUR003M + 4.000%) due 10/30/2025 ~	EUR	2,342	2,691
Delta Air Lines, Inc. TBD% due 09/16/2027		$1,000	1,010
Diamond Resorts Corp. 4.750% (LIBOR03M + 3.750%) due 09/02/2023 ~		7,507	6,752
DTEK Holdings Ltd. TBD% due 08/01/2026 «	EUR	3,263	2,203
DTEK Investments Ltd. 5.147% (LIBOR03M + 5.000%) due 06/30/2023 «~		$6,750	3,887
Emerald TopCo, Inc. 3.761% (LIBOR03M + 3.500%) due 07/24/2026 ~		97	94
Envision Healthcare Corp. 3.897% (LIBOR03M + 3.750%) due 10/10/2025 ~		20,486	14,775
EyeCare Partners LLC
3.750% due 02/18/2027 µ		31	30
3.897% (LIBOR03M + 3.750%) due 02/18/2027 ~		133	126
Froneri International PLC
2.397% (LIBOR03M + 2.250%) due 01/31/2027 ~		352	340
2.625% (EUR003M + 2.625%) due 01/31/2027 ~	EUR	400	457
Frontier Communications Corp. 6.000% (PRIME + 2.750%) due 06/15/2024 ~		$5,583	5,513
Graham Packaging Co., Inc. 4.500% (LIBOR03M + 3.750%) due 08/04/2027 ~		1,000	997
Ingersoll Rand Co. Ltd. 1.897% (LIBOR03M + 1.750%) due 03/01/2027 ~		123	119
Innophos, Inc. 3.897% (LIBOR03M + 3.750%) due 02/07/2027 «~		62	61
Intelsat Jackson Holdings S.A.
3.600% (LIBOR03M + 5.500%) due 07/13/2022 ~µ		130	133
8.000% (PRIME + 4.750%) due 11/27/2023 ~		300	302
Jefferies Finance LLC 3.397% - 3.438% (LIBOR03M + 3.250%) due 06/03/2026 ~		61	60
LogMeIn, Inc. 4.906% (LIBOR03M + 4.750%) due 08/31/2027 ~		3,000	2,905
McDermott Technology Americas, Inc.
3.147% (LIBOR03M + 3.000%) due 06/30/2024 «~		109	96
4.147% (LIBOR03M + 4.000%) due 06/30/2025 ~		1,651	1,346
MH Sub LLC 3.647% (LIBOR03M + 3.500%) due 09/13/2024 ~		262	256
Milano Acquisition Corp. TBD% due 08/13/2027		5,400	5,356
NCI Building Systems, Inc. 3.901% (LIBOR03M + 3.750%) due 04/12/2025 ~		118	116
Neiman Marcus Group Ltd. LLC 13.000% (LIBOR03M + 12.000%) due 09/25/2025 ~		14,410	14,854
Nielsen Finance LLC
3.750% (EUR003M + 3.750%) due 06/04/2025 ~	EUR	998	1,169
4.750% (LIBOR03M + 3.750%) due 06/04/2025 ~		$998	998
Ortho-Clinical Diagnostics S.A. 3.406% (LIBOR03M + 3.250%) due 06/30/2025 ~		1,357	1,303

Consolidated Schedule of Investments PIMCO Dynamic Income Fund (Cont.)	September 30, 2020 (Unaudited)

Parexel International Corp. 2.897% (LIBOR03M + 2.750%) due 09/27/2024 ~		88	85
PetSmart, Inc. 4.500% (LIBOR03M + 3.500%) due 03/11/2022 ~		232	232
Preylock Reitman Santa Cruz Mezz LLC TBD% (LIBOR03M + 5.500%) due 11/09/2022 «~(m)		5,540	5,339
Project Anfora Senior 2.750% (EUR003M + 2.750%) due 10/01/2026 «~(m)	EUR	19,601	22,349
PUG LLC 3.647% (LIBOR03M + 3.500%) due 02/12/2027 ~		$86	76
Refinitiv U.S. Holdings, Inc.
3.250% (EUR003M + 3.250%) due 10/01/2025 ~	EUR	1,389	1,611
3.397% (LIBOR03M + 3.250%) due 10/01/2025 ~		$2,831	2,807
RegionalCare Hospital Partners Holdings, Inc. 3.897% (LIBOR03M + 3.750%) due 11/17/2025 ~		100	97
Sequa Mezzanine Holdings LLC 7.750% (LIBOR03M + 6.750%) due 11/28/2023 ~		13,767	13,130
Sequa Mezzanine Holdings LLC (5.000% Cash and 6.750% PIK) 11.750% (LIBOR03M + 4.000%) due 04/28/2024 «~(d)		33,059	26,447
Sotera Health Holdings LLC 5.500% (LIBOR03M + 4.500%) due 12/11/2026 ~		307	306
Spirit AeroSystems, Inc. TBD% due 01/29/2025		1,000	995
Starfruit Finco BV 3.151% (LIBOR03M + 3.000%) due 10/01/2025 ~		636	617
Summer (BC) Holdco B SARL 5.001% (LIBOR03M + 4.750%) due 12/04/2026 ~		7,940	7,662
Sunshine Luxembourg SARL 3.750% (EUR003M + 3.750%) due 10/01/2026 ~	EUR	1,000	1,155
Syniverse Holdings, Inc. 6.000% (LIBOR03M + 5.000%) due 03/09/2023 ~		$17,430	13,581
U.S. Renal Care, Inc. 5.147% (LIBOR03M + 5.000%) due 06/26/2026 ~		1,107	1,081
Valaris PLC TBD% due 08/17/2021 «		53	53
Veritas US, Inc. 6.500% (LIBOR03M + 5.500%) due 09/01/2025 ~		4,000	3,916
Westmoreland Mining Holdings LLC 9.250% (LIBOR03M + 8.250%) due 03/15/2022 «~		5	5
Westmoreland Mining Holdings LLC (15.000% PIK) 15.000% due 03/15/2029 (d)		26	15
Windstream Services LLC 7.250% (LIBOR03M + 6.250%) due 09/21/2027 ~		3,765	3,654
Zayo Group Holdings, Inc.
3.147% (LIBOR03M + 3.000%) due 03/09/2027 ~		697	678
3.250% (EUR003M + 3.250%) due 03/09/2027 ~	EUR	995	1,145
Total Loan Participations and Assignments (Cost $191,736)			187,019
CORPORATE BONDS & NOTES 45.2%
BANKING & FINANCE 11.8%
Ally Financial, Inc. 8.000% due 11/01/2031		$10	14
Ambac Assurance Corp. 5.100% due 06/07/2021 (o)		184	253
Ambac LSNI LLC 6.000% due 02/12/2023 •(o)		1,756	1,758
Banco de Credito del Peru 4.650% due 09/17/2024	PEN	2,000	582
Barclays Bank PLC 7.625% due 11/21/2022 (l)(o)		$8,700	9,573
Barclays PLC
6.125% due 12/15/2025 •(k)(l)		1,400	1,423
6.375% due 12/15/2025 •(k)(l)(o)	GBP	1,050	1,346
7.125% due 06/15/2025 •(k)(l)(o)		5,000	6,744
7.250% due 03/15/2023 •(k)(l)(o)		3,200	4,222
7.875% due 09/15/2022 •(k)(l)(o)		1,400	1,848
CBL & Associates LP
4.600% due 10/15/2024 ^(e)		$6	2
5.250% due 12/01/2023 ^(e)(o)		313	120
5.950% due 12/15/2026 ^(e)(o)		1,551	586
Credit Suisse Group AG
7.250% due 09/12/2025 •(k)(l)(o)		400	434
7.500% due 07/17/2023 •(k)(l)(o)		800	846
Emerald Bay S.A. 0.000% due 10/08/2020 (h)	EUR	63	73
ESH Hospitality, Inc. 4.625% due 10/01/2027 (o)		$158	155
Ford Motor Credit Co. LLC
3.200% due 01/15/2021 (o)		200	200
3.339% due 03/28/2022 (o)		2,000	1,996
3.350% due 11/01/2022		200	197
3.470% due 04/05/2021 (o)		1,000	1,001
3.813% due 10/12/2021		1,000	1,004

Consolidated Schedule of Investments PIMCO Dynamic Income Fund (Cont.)	September 30, 2020 (Unaudited)

Fortress Transportation & Infrastructure Investors LLC 6.500% due 10/01/2025 (o)		1,013	999
GE Capital Funding LLC 4.400% due 05/15/2030 (o)		2,400	2,585
GE Capital International Funding Co. Unlimited Co. 4.418% due 11/15/2035 (o)		340	360
Genworth Mortgage Holdings, Inc. 6.500% due 08/15/2025 (o)		1,100	1,152
Growthpoint Properties International Pty. Ltd. 5.872% due 05/02/2023 (o)		300	313
Howard Hughes Corp. 5.375% due 08/01/2028 (o)		2,500	2,498
HSBC Holdings PLC
5.875% due 09/28/2026 •(k)(l)(o)	GBP	1,000	1,307
6.000% due 09/29/2023 •(k)(l)	EUR	200	248
6.500% due 03/23/2028 •(k)(l)(o)		$1,220	1,296
Hunt Cos., Inc. 6.250% due 02/15/2026		60	58
Indian Railway Finance Corp. Ltd. 3.950% due 02/13/2050		200	188
ING Groep NV 5.750% due 11/16/2026 •(k)(l)(o)		800	832
Ladder Capital Finance Holdings LLP 4.250% due 02/01/2027		89	77
Lloyds Banking Group PLC
5.125% due 12/27/2024 •(k)(l)	GBP	900	1,122
7.500% due 09/27/2025 •(k)(l)(o)		$1,500	1,598
7.625% due 06/27/2023 •(k)(l)(o)	GBP	1,700	2,287
7.875% due 06/27/2029 •(k)(l)(o)		14,473	21,547
MGIC Investment Corp. 5.250% due 08/15/2028 (o)		$3,300	3,421
Natwest Group PLC
6.000% due 12/29/2025 •(k)(l)(o)		2,800	2,856
8.000% due 08/10/2025 •(k)(l)(o)		5,775	6,423
OneMain Finance Corp. 6.875% due 03/15/2025 (o)		269	299
Pinnacol Assurance 8.625% due 06/25/2034 «(m)		10,200	11,256
Preferred Term Securities Ltd. 0.617% (US0003M + 0.380%) due 09/23/2035 ~		134	127
Santander UK Group Holdings PLC
6.750% due 06/24/2024 •(k)(l)(o)	GBP	9,200	12,522
7.375% due 06/24/2022 •(k)(l)(o)		8,635	11,635
Societe Generale S.A.
6.750% due 04/06/2028 •(k)(l)(o)		$400	419
7.375% due 10/04/2023 •(k)(l)(o)		1,600	1,647
Tesco Property Finance PLC 6.052% due 10/13/2039 (o)	GBP	2,964	5,081
Toll Road Investors Partnership LP
0.000% due 02/15/2043 (h)		$32,800	9,705
0.000% due 02/15/2045 (h)		1,962	637
Trust Fibra Uno
4.869% due 01/15/2030 (o)		2,200	2,218
6.390% due 01/15/2050 (o)		2,400	2,400
Unique Pub Finance Co. PLC 5.659% due 06/30/2027	GBP	1,453	1,949
Uniti Group LP 7.875% due 02/15/2025 (o)		$19,288	20,469
Voyager Aviation Holdings LLC 8.500% due 08/15/2021 (o)		9,207	4,603
			170,511
INDUSTRIALS 27.2%
Air Canada Pass-Through Trust 5.250% due 10/01/2030		1,000	1,026
Aker BP ASA
3.000% due 01/15/2025 (o)		150	151
3.750% due 01/15/2030 (o)		150	146
Albertsons Cos., Inc.
4.625% due 01/15/2027		26	27
4.875% due 02/15/2030		46	48
Altice Financing S.A. 7.500% due 05/15/2026 (o)		6,360	6,740
Associated Materials LLC 9.000% due 09/01/2025		6,327	6,628
B.C. Unlimited Liability Co. 4.375% due 01/15/2028		64	65
Bioceanico Sovereign Certificate Ltd. 0.000% due 06/05/2034 (h)(o)		248	186
Boeing Co.
5.040% due 05/01/2027 (o)		858	944
5.150% due 05/01/2030 (o)		1,643	1,845
5.705% due 05/01/2040 (o)		2,573	3,016
5.805% due 05/01/2050 (o)		1,715	2,077
5.930% due 05/01/2060 (o)		2,812	3,491

Consolidated Schedule of Investments PIMCO Dynamic Income Fund (Cont.)	September 30, 2020 (Unaudited)

Bombardier, Inc.
6.125% due 01/15/2023 (o)		2,668	2,284
7.500% due 12/01/2024 (o)		3,926	3,023
7.500% due 03/15/2025 (o)		1,929	1,452
7.875% due 04/15/2027 (o)		6,382	4,850
BRF S.A. 5.750% due 09/21/2050		300	299
Broadcom, Inc.
4.150% due 11/15/2030		811	912
4.300% due 11/15/2032 (o)		958	1,095
5.000% due 04/15/2030 (o)		1,000	1,182
Buffalo Thunder Development Authority
0.000% due 11/15/2029 «(m)		2,483	2
11.000% due 12/09/2022 ^(e)		5,598	2,855
Cablevision Lightpath LLC
3.875% due 09/15/2027		1,000	1,002
5.625% due 09/15/2028		1,000	1,018
Caesars Entertainment, Inc. 6.250% due 07/01/2025 (o)		8,838	9,225
Camelot Finance S.A. 4.500% due 11/01/2026		17	17
CCO Holdings LLC
4.250% due 02/01/2031 (o)		8,897	9,235
4.500% due 08/15/2030 (o)		379	398
4.750% due 03/01/2030 (o)		438	464
Citrix Systems, Inc. 3.300% due 03/01/2030 (o)		311	333
Clear Channel Worldwide Holdings, Inc. 9.250% due 02/15/2024 (o)		390	379
Community Health Systems, Inc.
6.250% due 03/31/2023 (o)		24,116	23,604
8.000% due 03/15/2026 (o)		1,328	1,305
8.625% due 01/15/2024 (o)		2,604	2,596
Connect Finco SARL 6.750% due 10/01/2026 (o)		144	145
Corning, Inc. 5.450% due 11/15/2079 (o)		186	237
CSC Holdings LLC
3.375% due 02/15/2031 (o)		1,500	1,454
4.125% due 12/01/2030 (o)		200	204
4.625% due 12/01/2030 (o)		200	201
Delta Air Lines, Inc.
4.500% due 10/20/2025 (o)		1,000	1,027
4.750% due 10/20/2028 (o)		1,000	1,039
7.375% due 01/15/2026 (o)		1,830	1,921
Diamond Resorts International, Inc.
7.750% due 09/01/2023 (o)		466	449
10.750% due 09/01/2024 (o)		3,348	2,992
Diebold Nixdorf, Inc. 9.375% due 07/15/2025 (o)		1,200	1,269
Energy Transfer Operating LP
3.750% due 05/15/2030 (o)		185	179
5.000% due 05/15/2050 (o)		185	171
Envision Healthcare Corp. 8.750% due 10/15/2026 (o)		5,765	2,672
Exela Intermediate LLC 10.000% due 07/15/2023		267	83
Expedia Group, Inc.
3.600% due 12/15/2023 (o)		1,200	1,227
4.625% due 08/01/2027 (o)		1,000	1,052
First Quantum Minerals Ltd.
6.500% due 03/01/2024 (o)		3,902	3,751
6.875% due 03/01/2026 (o)		2,682	2,590
6.875% due 10/15/2027 (c)		3,800	3,665
Fresh Market, Inc. 9.750% due 05/01/2023 (o)		8,520	7,657
Fresnillo PLC 4.250% due 10/02/2050 (c)		3,000	2,977
Frontier Finance PLC 8.000% due 03/23/2022	GBP	7,875	10,507
Full House Resorts, Inc.
8.575% due 01/31/2024		$778	748
9.738% due 02/02/2024		67	64
Gartner, Inc. 3.750% due 10/01/2030		1,600	1,621
General Electric Co.
4.350% due 05/01/2050 (o)		4,800	4,900
5.875% due 01/14/2038		46	54
6.150% due 08/07/2037 (o)		235	283
Global Medical Response, Inc. 6.500% due 10/01/2025 (c)		3,000	2,982
Global Partners LP 6.875% due 01/15/2029 (c)		1,000	1,012
HollyFrontier Corp. 4.500% due 10/01/2030		4,100	3,977

Consolidated Schedule of Investments PIMCO Dynamic Income Fund (Cont.)	September 30, 2020 (Unaudited)

Hologic, Inc. 3.250% due 02/15/2029		4,000	4,032
iHeartCommunications, Inc.
6.375% due 05/01/2026 (o)		3,168	3,306
8.375% due 05/01/2027 (o)		808	797
IHO Verwaltungs GmbH (3.875% Cash or 4.625% PIK) 3.875% due 05/15/2027 (d)	EUR	300	353
IHO Verwaltungs GmbH (6.000% Cash or 6.750% PIK) 6.000% due 05/15/2027 (d)(o)		$1,071	1,133
IHO Verwaltungs GmbH (6.375% Cash or 7.125% PIK) 6.375% due 05/15/2029 (d)(o)		944	1,009
Innophos Holdings, Inc. 9.375% due 02/15/2028 (o)		369	394
Intelsat Connect Finance S.A. 9.500% due 02/15/2023 ^(e)		434	145
Intelsat Jackson Holdings S.A.
5.500% due 08/01/2023 ^(e)(o)		16,715	10,530
8.000% due 02/15/2024 (o)		295	300
8.500% due 10/15/2024 ^(e)(o)		21,036	13,619
9.750% due 07/15/2025 ^(e)(o)		15,493	10,173
Intelsat Luxembourg S.A.
7.750% due 06/01/2021 ^(e)(o)		9,620	457
8.125% due 06/01/2023 ^(e)(o)		8,785	439
JetBlue Pass-Through Trust 4.000% due 05/15/2034 (o)		1,900	1,974
Kraft Heinz Foods Co.
3.875% due 05/15/2027 (o)		1,542	1,646
4.250% due 03/01/2031 (o)		1,542	1,695
5.500% due 06/01/2050 (o)		1,542	1,771
L Brands, Inc.
6.625% due 10/01/2030		1,000	1,020
9.375% due 07/01/2025 (o)		1,000	1,149
Level 3 Financing, Inc. 3.625% due 01/15/2029 (o)		5,128	5,074
Leviathan Bond Ltd.
5.750% due 06/30/2023 (o)		500	516
6.125% due 06/30/2025 (o)		400	414
6.500% due 06/30/2027 (o)		400	416
6.750% due 06/30/2030		200	208
Mallinckrodt International Finance S.A. 5.500% due 04/15/2025		318	80
Melco Resorts Finance Ltd.
5.375% due 12/04/2029 (o)		500	498
5.625% due 07/17/2027 (o)		400	416
5.750% due 07/21/2028 (o)		10,700	10,912
NCL Corp. Ltd.
3.625% due 12/15/2024		178	125
10.250% due 02/01/2026 (o)		11,839	12,372
Netflix, Inc.
3.625% due 06/15/2030 (o)	EUR	427	544
3.875% due 11/15/2029 (o)		1,717	2,227
4.625% due 05/15/2029 (o)		700	952
4.875% due 06/15/2030 (o)		$300	343
5.375% due 11/15/2029 (o)		150	177
Nissan Motor Co. Ltd.
3.522% due 09/17/2025		2,000	2,023
4.345% due 09/17/2027		2,000	2,011
Noble Holding International Ltd. 7.875% due 02/01/2026 ^(e)		769	188
Ortho-Clinical Diagnostics, Inc.
7.250% due 02/01/2028 (o)		312	325
7.375% due 06/01/2025		128	130
Pacific Drilling SA 8.375% due 10/01/2023		983	160
Pan American Energy LLC 29.668% (BADLARPP + 0.000%) due 11/20/2020 ~	ARS	132,530	880
Par Pharmaceutical, Inc. 7.500% due 04/01/2027 (o)		$286	300
PennyMac Financial Services, Inc. 5.375% due 10/15/2025		3,000	3,041
Petroleos Mexicanos
5.350% due 02/12/2028 (o)		1,716	1,471
5.950% due 01/28/2031 (o)		9,959	8,295
6.490% due 01/23/2027 (o)		200	188
6.500% due 03/13/2027 (o)		3,176	2,966
6.500% due 01/23/2029 (o)		8,678	7,778
6.750% due 09/21/2047 (o)		120	93
6.840% due 01/23/2030 (o)		5,138	4,579
6.950% due 01/28/2060 (o)		780	598
7.690% due 01/23/2050 (o)		330	273
Platin 1426 GmbH
6.875% due 06/15/2023 (o)	EUR	1,200	1,415
6.875% due 06/15/2023		940	1,108
PM General Purchaser LLC 9.500% due 10/01/2028 (c)		$1,000	1,039

Consolidated Schedule of Investments PIMCO Dynamic Income Fund (Cont.)	September 30, 2020 (Unaudited)

Prime Security Services Borrower LLC 3.375% due 08/31/2027 (o)		4,000	3,852
Prosus NV
2.031% due 08/03/2032	EUR	500	591
4.027% due 08/03/2050 (o)		$400	409
Qorvo, Inc. 3.375% due 04/01/2031		1,000	1,019
QualityTech LP 3.875% due 10/01/2028 (c)		3,000	3,016
QVC, Inc. 5.950% due 03/15/2043 (o)		1,325	1,266
Reynolds Group Issuer, Inc. 4.000% due 10/15/2027 (c)		3,100	3,124
Sabine Pass Liquefaction LLC 4.500% due 05/15/2030 (o)		1,107	1,249
Sands China Ltd. 5.125% due 08/08/2025 (o)		1,000	1,094
Spirit AeroSystems, Inc. 5.500% due 01/15/2025 (c)		1,000	1,010
Staples, Inc. 7.500% due 04/15/2026		38	35
Studio City Finance Ltd.
6.000% due 07/15/2025 (o)		3,000	3,082
6.500% due 01/15/2028 (o)		3,000	3,150
TEGNA, Inc.
4.625% due 03/15/2028 (o)		433	424
4.750% due 03/15/2026 (o)		1,000	1,024
Teva Pharmaceutical Finance BV 3.650% due 11/10/2021 (o)		170	170
Teva Pharmaceutical Finance Co. BV 3.650% due 11/10/2021		19	19
Teva Pharmaceutical Finance Netherlands BV 6.000% due 01/31/2025	EUR	200	241
Topaz Solar Farms LLC
4.875% due 09/30/2039 (o)		$5,699	6,329
5.750% due 09/30/2039 (o)		28,113	32,895
TransDigm, Inc. 5.500% due 11/15/2027		88	85
Transocean Guardian Ltd. 5.875% due 01/15/2024 (o)		97	63
Transocean Pontus Ltd. 6.125% due 08/01/2025		314	282
Transocean, Inc.
7.250% due 11/01/2025		243	69
7.500% due 01/15/2026		70	16
8.000% due 02/01/2027		195	56
Triumph Group, Inc.
5.250% due 06/01/2022		84	69
6.250% due 09/15/2024 (o)		134	114
U.S. Renal Care, Inc. 10.625% due 07/15/2027		156	166
Uber Technologies, Inc. 6.250% due 01/15/2028 (o)		2,100	2,159
Unigel Luxembourg S.A. 8.750% due 10/01/2026 (o)		500	486
United Airlines Pass-Through Trust 2.700% due 11/01/2033 (o)		1,000	950
United Group BV
3.125% due 02/15/2026 (o)	EUR	500	554
3.625% due 02/15/2028 (o)		500	553
4.875% due 07/01/2024 (o)		200	238
Univision Communications, Inc. 5.125% due 02/15/2025 (o)		$1,747	1,659
Valaris PLC
5.750% due 10/01/2044 ^		321	20
7.750% due 02/01/2026 ^(e)		38	2
Vale Overseas Ltd.
6.875% due 11/21/2036 (o)		333	433
6.875% due 11/10/2039 (o)		110	145
Veritas US, Inc. 7.500% due 09/01/2025 (o)		4,000	4,130
ViaSat, Inc. 5.625% due 04/15/2027		34	35
Viking Cruises Ltd. 13.000% due 05/15/2025 (o)		3,551	4,119
Vmed O2 UK Financing PLC
3.250% due 01/31/2031	EUR	1,400	1,635
4.250% due 01/31/2031		$2,000	2,044
Western Midstream Operating LP
2.116% (US0003M + 1.850%) due 01/13/2023 ~		124	115
6.250% due 02/01/2050		62	58
Windstream Escrow LLC 7.750% due 08/15/2028 (o)		11,297	11,128
Windstream Services LLC 8.625% due 10/31/2025 ^(e)(o)		1,300	799

Consolidated Schedule of Investments PIMCO Dynamic Income Fund (Cont.)	September 30, 2020 (Unaudited)

WMG Acquisition Corp. 3.000% due 02/15/2031 (o)		2,900	2,827
Wyndham Destinations, Inc.
3.900% due 03/01/2023 (o)		204	200
4.625% due 03/01/2030		62	60
5.650% due 04/01/2024		50	51
Wynn Macau Ltd.
5.125% due 12/15/2029 (o)		800	769
5.500% due 01/15/2026		200	197
5.625% due 08/26/2028		200	195
YPF S.A. 35.642% (BADLARPP + 6.000%) due 03/04/2021 ~	ARS	21,300	136
Yum Brands, Inc. 3.625% due 03/15/2031		$5,000	5,009
Zayo Group Holdings, Inc. 6.125% due 03/01/2028		211	218
			392,950
UTILITIES 6.2%
AT&T, Inc.
3.100% due 02/01/2043 (o)		3,300	3,237
3.300% due 02/01/2052 (o)		3,300	3,091
3.500% due 06/01/2041 (o)		1,739	1,837
3.500% due 02/01/2061 (o)		2,300	2,193
3.650% due 06/01/2051 (o)		1,553	1,576
3.850% due 06/01/2060 (o)		1,295	1,322
Centrais Eletricas Brasileiras S.A. 4.625% due 02/04/2030 (o)		300	301
CenturyLink, Inc. 4.000% due 02/15/2027 (o)		222	226
Edison International 5.750% due 06/15/2027 (o)		272	301
FirstEnergy Corp.
3.400% due 03/01/2050 (o)		500	488
4.850% due 07/15/2047 (o)		500	602
Frontier Communicatioons Corp. 8.000% due 04/01/2027 (o)		316	315
Odebrecht Drilling Norbe Ltd. 6.350% due 12/01/2021 ^(o)		574	530
Odebrecht Offshore Drilling Finance Ltd. 6.720% due 12/01/2022 ^(o)		6,792	6,181
Pacific Gas & Electric Co.
2.100% due 08/01/2027 (o)		1,000	973
2.950% due 03/01/2026 (o)		1,096	1,118
3.150% due 01/01/2026 (o)		1,541	1,584
3.250% due 06/15/2023 (o)		1,093	1,133
3.300% due 03/15/2027 (o)		1,689	1,724
3.300% due 12/01/2027 (o)		100	103
3.400% due 08/15/2024 (o)		827	865
3.450% due 07/01/2025 (o)		3,237	3,392
3.500% due 06/15/2025 (o)		1,278	1,346
3.750% due 02/15/2024 (o)		100	105
3.750% due 07/01/2028 (o)		3,237	3,370
3.750% due 08/15/2042		58	54
3.850% due 11/15/2023 (o)		189	199
3.950% due 12/01/2047 (o)		500	464
4.000% due 12/01/2046		4	4
4.250% due 08/01/2023 (o)		3,510	3,741
4.300% due 03/15/2045 (o)		433	424
4.500% due 07/01/2040 (o)		2,711	2,765
4.500% due 12/15/2041 (o)		534	526
4.550% due 07/01/2030 (o)		10,202	11,082
4.600% due 06/15/2043 (o)		107	108
4.650% due 08/01/2028 (o)		2,633	2,862
4.750% due 02/15/2044 (o)		2,890	2,961
4.950% due 07/01/2050 (o)		10,002	10,735
Petrobras Global Finance BV
6.625% due 01/16/2034 (o)	GBP	700	992
6.850% due 06/05/2115 (o)		$137	146
Rio Oil Finance Trust
8.200% due 04/06/2028 (o)		327	352
9.250% due 07/06/2024 (o)		3,883	4,243
9.250% due 07/06/2024		128	140
9.750% due 01/06/2027 (o)		2,067	2,341
Southern California Edison Co. 3.650% due 02/01/2050		62	65
Sprint Communications, Inc. 6.000% due 11/15/2022 (o)		1,185	1,278
Sprint Corp. 7.875% due 09/15/2023 (o)		3,100	3,558
Talen Energy Supply LLC 6.625% due 01/15/2028		62	60
Tallgrass Energy Partners LP 7.500% due 10/01/2025 (o)		1,000	1,006

Consolidated Schedule of Investments PIMCO Dynamic Income Fund (Cont.)	September 30, 2020 (Unaudited)

Transocean Poseidon Ltd. 6.875% due 02/01/2027 (o)		320	258
Transocean Sentry Ltd. 5.375% due 05/15/2023		300	205
			88,482
Total Corporate Bonds & Notes (Cost $668,307)			651,943
CONVERTIBLE BONDS & NOTES 0.1%
BANKING & FINANCE 0.1%
Corestate Capital Holding S.A. 1.375% due 11/28/2022	EUR	800	769
UTILITIES 0.0%
Ensco Jersey Finance Ltd. 3.000% due 01/31/2024 ^(e)		$66	9
Total Convertible Bonds & Notes (Cost $779)			778
MUNICIPAL BONDS & NOTES 0.4%
ILLINOIS 0.0%
Chicago, Illinois General Obligation Bonds, Series 2015 7.750% due 01/01/2042		129	140
Illinois State General Obligation Bonds, (BABs), Series 2010
6.725% due 04/01/2035		70	77
7.350% due 07/01/2035		50	57
Illinois State General Obligation Bonds, Series 2003 5.100% due 06/01/2033		230	232
			506
WEST VIRGINIA 0.4%
Tobacco Settlement Finance Authority, West Virginia Revenue Bonds, Series 2007 0.000% due 06/01/2047 (h)		95,900	5,248
Total Municipal Bonds & Notes (Cost $7,659)			5,754
U.S. GOVERNMENT AGENCIES 6.4%
Fannie Mae
3.500% due 06/25/2050 (a)		6,338	915
3.798% due 02/25/2040 •		720	690
5.772% due 07/25/2041 •(a)(o)		3,244	608
5.898% due 07/25/2029 •(o)		2,460	2,535
5.922% due 10/25/2040 •(a)(o)		4,591	653
6.202% due 12/25/2037 •(a)		149	31
6.372% due 09/25/2037 •(a)(o)		591	119
6.452% due 03/25/2040 •(a)		4,202	569
6.502% due 11/25/2036 •(a)		93	16
6.572% due 06/25/2037 •(a)		265	45
6.748% due 02/25/2040 •		2,660	1,917
6.832% due 03/25/2038 •(a)(o)		1,344	286
6.852% due 02/25/2038 •(a)(o)		877	204
6.952% due 06/25/2023 •(a)(o)		556	38
12.042% due 01/25/2041 •(o)		5,985	8,516
Freddie Mac
0.000% due 02/25/2046 (b)(h)(o)		15,521	14,688
0.100% due 02/25/2046 (a)(o)		127,485	18
0.100% due 02/25/2046 (a)		32,600	10
0.700% due 11/25/2055 ~(a)(o)		82,513	6,040
2.079% due 11/25/2045 ~(a)(o)		23,213	2,820
3.000% due 06/25/2050 (a)(o)		16,653	1,964
3.500% due 07/25/2050 (a)		16,204	2,388
5.000% due 05/25/2048 (a)(o)		18,260	2,408
5.298% due 10/25/2029 •(o)		2,350	2,406
6.258% due 05/15/2037 •(a)		130	21
6.318% due 07/15/2036 •(a)(o)		1,748	360
6.428% due 09/15/2036 •(a)(o)		591	128
6.548% due 04/15/2036 •(a)(o)		604	91
7.628% due 09/15/2036 •(a)(o)		1,046	258
9.148% due 03/25/2029 •		2,089	2,150
10.648% due 10/25/2028 •		495	573
10.898% due 03/25/2025 •		3,159	3,462
14.085% due 09/15/2041 •(o)		602	1,044
16.494% due 09/15/2034 •		37	41
Uniform Mortgage-Backed Security, TBA
2.000% due 12/01/2050		32,300	33,253

Consolidated Schedule of Investments PIMCO Dynamic Income Fund (Cont.)	September 30, 2020 (Unaudited)

2.500% due 12/01/2050		1,000	1,045
Total U.S. Government Agencies (Cost $91,862)			92,310
NON-AGENCY MORTGAGE-BACKED SECURITIES 54.5%
Alba PLC 0.319% due 12/15/2038 •(o)	GBP	6,957	7,984
American Home Mortgage Assets Trust
0.438% due 08/25/2037 ^•(o)		$10,764	9,679
0.688% due 11/25/2035 •		1,058	1,018
American Home Mortgage Investment Trust
0.748% due 09/25/2045 •		4,198	3,723
1.048% due 02/25/2044 •		9,739	9,201
Banc of America Alternative Loan Trust
6.000% due 06/25/2037		180	182
6.000% due 06/25/2046		80	77
Banc of America Funding Corp. 0.524% due 05/26/2036 ~		5,942	5,501
Banc of America Funding Trust
0.000% due 06/26/2035 ~		3,840	3,736
0.366% due 04/20/2047 ^•(o)		8,213	7,546
0.385% due 08/25/2047 ^~		3,472	2,736
0.606% due 02/20/2035 •(o)		4,612	4,590
3.513% due 03/20/2036 ^~		978	929
3.778% due 01/25/2035 ~		219	214
3.785% due 01/20/2047 ^~		140	133
6.119% due 07/26/2036 ~		10,777	4,925
Banc of America Mortgage Trust
3.996% due 01/25/2036 ~		486	445
4.122% due 10/20/2046 ^~		100	66
Bancaja Fondo de Titulizacion de Activos 0.000% due 10/25/2037 •(o)	EUR	1,330	1,552
BCAP LLC Trust
2.860% due 07/26/2045 ~(o)		$5,813	5,541
3.298% due 02/26/2036 ~		4,695	3,648
3.344% due 07/26/2035 ~		1,092	950
3.399% due 04/26/2037 ~		9,491	8,075
3.559% due 11/26/2035 ~(o)		4,100	3,851
4.023% due 06/26/2036 ~		3,385	2,974
5.500% due 12/26/2035 ~(o)		4,913	3,708
6.000% due 08/26/2037 ~		2,524	2,366
Bear Stearns Adjustable Rate Mortgage Trust 3.594% due 06/25/2047 ^~		2,513	2,430
Bear Stearns ALT-A Trust
0.548% due 02/25/2034 •(o)		3,979	3,689
3.180% due 09/25/2035 ^~(o)		6,426	3,930
3.661% due 11/25/2035 ^~		14,240	11,047
BRAD Resecuritization Trust
2.142% due 03/12/2021 «(a)		12,869	193
6.550% due 03/12/2021 «		3,136	3,031
BX Trust 3.302% due 07/15/2034 •(o)		12,580	12,419
CD Commercial Mortgage Trust 5.398% due 12/11/2049 ~		30	30
CD Mortgage Trust 5.688% due 10/15/2048		6,367	3,676
Chase Mortgage Finance Trust
3.594% due 01/25/2036 ^~(o)		6,352	5,675
3.610% due 03/25/2037 ^~		1,623	1,571
Churchill Capital Corp. 6.000% due 09/30/2027 «(m)		10,500	10,009
Citigroup Commercial Mortgage Trust
2.503% due 02/15/2039 •(o)		10,861	10,060
5.773% due 12/10/2049 ~		402	244
Citigroup Mortgage Loan Trust
3.355% due 09/25/2037 ^~		4,042	3,894
3.506% due 02/25/2036 ~(o)		8,784	8,043
3.820% due 10/25/2035 ^~		1,928	1,899
4.140% due 03/25/2036 ^•		199	196
Commercial Mortgage Loan Trust 6.258% due 12/10/2049 ~		7,429	3,379
Countrywide Alternative Loan Trust
0.338% due 09/25/2046 ^•(o)		8,754	7,945
0.398% due 06/25/2037 •(o)		9,015	6,838
0.797% due 12/25/2035 ~(a)		10,789	355
0.878% due 11/25/2035 •(o)		11,755	11,595
1.688% due 12/25/2035 ~(a)		5,313	259
3.222% due 06/25/2037 ^~		144	123
5.500% due 07/25/2035 ^		1,148	886
5.500% due 11/25/2035 ^		484	402
5.500% due 01/25/2036 ^		101	101
5.500% due 04/25/2037 ^		2,076	1,585
5.750% due 01/25/2036		180	134
5.750% due 01/25/2037 ^(o)		10,449	8,257
5.750% due 04/25/2037 ^		1,655	1,663
6.000% due 08/25/2036 ^		316	258

Consolidated Schedule of Investments PIMCO Dynamic Income Fund (Cont.)	September 30, 2020 (Unaudited)

6.000% due 11/25/2036 ^		300	252
6.000% due 12/25/2036		170	109
6.000% due 01/25/2037 ^		1,302	1,152
6.000% due 02/25/2037 ^		952	581
6.000% due 03/25/2037 ^		2,799	1,544
6.000% due 03/25/2037 ^(o)		9,085	5,012
6.000% due 04/25/2037 ^		5,643	3,607
6.000% due 07/25/2037 ^		136	138
6.000% due 09/25/2037		8,831	4,957
7.002% due 07/25/2036 •(a)		8,992	3,076
38.111% due 05/25/2037 ^•		854	1,876
Countrywide Home Loan Mortgage Pass-Through Trust
0.488% due 03/25/2036 •		683	355
0.748% due 03/25/2035 •		217	179
2.018% due 03/25/2046 ^•(o)		6,386	4,084
3.279% due 11/20/2035 ~(o)		9,577	8,200
3.881% due 06/25/2047 ^~		2,767	2,773
5.000% due 11/25/2035 ^		32	22
5.500% due 12/25/2034		97	102
5.500% due 11/25/2035 ^		38	31
6.000% due 07/25/2037 ^		207	159
6.000% due 08/25/2037 (o)		4,205	3,110
6.000% due 08/25/2037 ^		2	2
Credit Suisse Commercial Mortgage Trust 5.869% due 09/15/2040 ~		33	80
Credit Suisse Mortgage Capital Certificates
2.561% due 02/27/2047 ~		41,494	24,172
3.127% due 06/25/2036 ~		6,554	6,389
3.306% due 07/26/2037 ~		9,107	8,148
3.425% due 04/26/2035 ~(o)		11,473	10,845
7.000% due 08/26/2036		14,458	4,707
7.000% due 08/27/2036		3,444	1,972
Credit Suisse Mortgage Capital Mortgage-Backed Trust 5.896% due 04/25/2036 þ		6,016	4,222
Credit Suisse Mortgage Capital Trust 6.500% due 07/26/2036 ^		11,233	4,871
Debussy DTC PLC
5.930% due 07/12/2025 (o)	GBP	11,445	14,262
8.250% due 07/12/2025		5,000	5,354
Deutsche ALT-A Securities, Inc. Mortgage Loan Trust 6.000% due 10/25/2021 ^		$105	89
Dssv SARL 3.000% due 10/15/2024 «•	EUR	13,610	15,678
Eurosail PLC
0.000% due 06/13/2045 ~	GBP	2	1,837
1.060% (BP0003M + 1.000%) due 06/13/2045 ~(o)		5,774	6,855
1.310% (BP0003M + 1.250%) due 06/13/2045 ~		5,995	7,027
1.810% (BP0003M + 1.750%) due 06/13/2045 ~		3,697	4,190
3.560% (BP0003M + 3.500%) due 06/13/2045 ~		1,322	1,564
First Horizon Alternative Mortgage Securities Trust
2.778% due 08/25/2035 ^~		$626	99
6.952% due 11/25/2036 •(a)		968	277
First Horizon Mortgage Pass-Through Trust 5.500% due 08/25/2037 ^		352	251
GC Pastor Hipotecario FTA 0.000% due 06/21/2046 •	EUR	4,481	4,428
GreenPoint Mortgage Funding Trust 0.348% due 12/25/2046 ^•(o)		$4,060	3,699
GS Mortgage Securities Corp. Trust
1.802% due 12/15/2036 •(o)		3,000	2,773
4.744% due 10/10/2032 ~		11,200	10,065
GS Mortgage Securities Trust
0.000% due 07/25/2059 (b)(h)		148	147
0.000% due 07/25/2059 ~(a)		68,869	834
0.090% due 07/25/2059 ~(a)		63,312	257
3.500% due 07/25/2059 ~(o)		3,462	3,641
3.875% due 07/25/2059 ~		10,566	9,155
3.875% due 07/25/2059 ~(o)		1,848	1,765
3.932% due 10/10/2035 ~(o)		10,000	10,289
GSR Mortgage Loan Trust
2.887% due 11/25/2035 ~		149	106
6.500% due 08/25/2036 ^•		746	430
HarborView Mortgage Loan Trust
0.636% due 03/19/2036 ^•		10,654	9,791
0.656% due 01/19/2036 •		6,035	4,427
0.806% due 06/20/2035 •(o)		6,864	6,829
1.056% due 06/20/2035 •		1,584	1,459
Hipocat FTA 0.000% due 01/15/2050 •(o)	EUR	4,683	5,344
Homeward Opportunities Fund Trust
1.657% due 05/25/2065 ~(o)		$1,254	1,267
2.635% due 05/25/2065 ~(o)		1,600	1,648
3.196% due 05/25/2065 ~(o)		1,600	1,662
3.897% due 05/25/2065 ~		1,400	1,454
5.450% due 05/25/2065 ~		1,400	1,454

Consolidated Schedule of Investments PIMCO Dynamic Income Fund (Cont.)	September 30, 2020 (Unaudited)

IM Pastor Fondo de Titluzacion Hipotecaria 0.000% due 03/22/2043 •	EUR	1,512	1,581
Impac CMB Trust 0.868% due 10/25/2034 •		$187	177
Impac Secured Assets Trust 0.258% due 05/25/2037 ^•		6	5
IndyMac Mortgage Loan Trust
0.348% due 11/25/2046 •(o)		5,045	4,584
0.398% due 02/25/2037 •		3,291	2,454
0.448% due 07/25/2036 •		480	380
3.121% due 03/25/2037 ~		25	24
3.301% due 06/25/2037 ^~		3,665	2,989
3.502% due 02/25/2035 ~		303	286
JPMorgan Alternative Loan Trust
0.348% due 06/25/2037 •(o)		28,106	13,703
3.412% due 11/25/2036 ^~		427	411
5.960% due 12/25/2036 ^þ(o)		6,422	6,366
JPMorgan Chase Commercial Mortgage Securities Trust 1.643% due 06/15/2045 ~(a)		39,406	433
JPMorgan Mortgage Trust
2.985% due 10/25/2036 ~		610	521
3.737% due 06/25/2037 ^~		2,947	2,627
Lavender Trust 6.000% due 11/26/2036 (o)		10,327	10,577
LB-UBS Commercial Mortgage Trust 0.359% due 02/15/2040 ~(a)		4,921	0
Lehman Mortgage Trust
6.000% due 08/25/2036 ^		845	839
6.000% due 09/25/2036 ^		525	434
6.500% due 09/25/2037 ^		3,542	1,849
7.250% due 09/25/2037 ^(o)		31,290	11,711
Lehman XS Trust
0.428% due 07/25/2037 •(o)		22,950	16,323
0.648% due 07/25/2047 •		3,427	2,881
MASTR Adjustable Rate Mortgages Trust
0.348% due 05/25/2047 •		14,002	16,259
0.828% due 05/25/2047 ^•		4,194	4,435
MASTR Alternative Loan Trust
0.498% due 03/25/2036 •		20,110	1,084
0.548% due 03/25/2036 ^•		26,581	1,504
Merrill Lynch Mortgage Investors Trust 3.796% due 05/25/2036 ~		3,486	3,398
Morgan Stanley Re-REMIC Trust
3.023% due 09/26/2035 ~		1,826	1,869
3.683% due 07/26/2035 ~		14,633	14,314
6.000% due 04/26/2036 (o)		7,969	8,848
Mortgage Equity Conversion Asset Trust 4.000% due 07/25/2060		1,750	1,699
Motel 6 Trust 7.079% due 08/15/2024 •		11,660	9,718
Natixis Commercial Mortgage Securities Trust
3.152% due 11/15/2034 •		1,280	1,165
4.152% due 11/15/2034 •		555	469
Newgate Funding PLC
0.259% due 12/15/2050 •(o)	GBP	1,356	1,534
0.766% due 12/15/2050 •(o)	EUR	1,533	1,686
1.016% due 12/15/2050 •(o)		2,926	3,172
1.310% due 12/15/2050 •	GBP	2,313	2,807
Nomura Resecuritization Trust 6.154% due 09/26/2035 ~		$3,968	3,846
NovaStar Mortgage Funding Trust 0.528% due 09/25/2046 •		337	324
RBSSP Resecuritization Trust
3.002% due 07/26/2045 ~(o)		20,150	19,176
3.764% due 05/26/2037 ~(o)		4,355	3,518
6.000% due 03/26/2036 ^		4,854	3,699
Residential Accredit Loans, Inc. Trust
0.328% due 07/25/2036 ^•(o)		9,084	5,203
0.338% due 05/25/2037 •(o)		11,576	10,794
2.019% due 01/25/2046 ^•		4,292	3,898
5.547% due 01/25/2036 ~		367	325
6.000% due 08/25/2035 ^		673	675
6.000% due 06/25/2036		249	243
6.000% due 09/25/2036 ^		4,392	3,016
7.000% due 10/25/2037 (o)		7,138	6,721
Residential Asset Securitization Trust
5.500% due 07/25/2035		714	596
6.250% due 08/25/2037 ^		4,151	1,693
Residential Funding Mortgage Securities, Inc. Trust
5.353% due 08/25/2036 ^~		889	750
5.850% due 11/25/2035 ^		116	108
6.000% due 04/25/2037 ^		763	733
Rite Aid Pass-Through Certificates 6.778% due 01/02/2021 ~		528	531
RiverView HECM Trust 0.630% due 05/25/2047 •		5,522	5,142

Consolidated Schedule of Investments PIMCO Dynamic Income Fund (Cont.)	September 30, 2020 (Unaudited)

Seasoned Credit Risk Transfer Trust
4.250% due 11/25/2059 ~		2,400	2,358
6.108% due 11/25/2059 ~		3,099	1,240
Sequoia Mortgage Trust
0.526% due 07/20/2036 •		1,222	657
1.356% due 10/20/2027 •		687	658
Structured Adjustable Rate Mortgage Loan Trust
3.408% due 08/25/2036 ~		2,613	1,011
3.553% due 02/25/2037 ^~(o)		9,334	8,010
3.914% due 04/25/2047 ~		1,548	1,033
Structured Asset Mortgage Investments Trust
0.338% due 07/25/2046 ^•(o)		12,835	10,170
0.488% due 03/25/2037 ^•		1,289	522
3.397% due 02/25/2036 ~		3,721	2,644
SunTrust Alternative Loan Trust 7.002% due 04/25/2036 ^•(a)		4,425	1,523
TBW Mortgage-Backed Trust 6.500% due 07/25/2036 (o)		19,035	7,951
TDA Pastor 1 Fondo de Titulizacion de Activos 0.000% due 10/28/2050 •	EUR	9,189	6,085
WaMu Mortgage Pass-Through Certificates Trust
0.568% due 06/25/2044 •		$156	151
1.769% due 06/25/2047 ^•		2,448	718
1.829% due 07/25/2047 •(o)		16,628	14,349
1.899% due 10/25/2046 ^•		317	287
1.932% due 07/25/2047 ^•		626	566
3.591% due 03/25/2037 ^~		2,612	2,491
3.660% due 02/25/2037 ^~		314	287
Washington Mutual Mortgage Pass-Through Certificates Trust
0.388% due 01/25/2047 ^•(o)		9,022	8,424
0.748% due 07/25/2036 ^•		5,229	3,368
6.000% due 04/25/2037 ^		2,463	2,377
Wells Fargo Alternative Loan Trust
3.334% due 07/25/2037 ^~		2,585	2,363
5.750% due 07/25/2037 ^		276	264
Wells Fargo Mortgage Loan Trust 4.019% due 04/27/2036 ~(o)		7,454	6,863
Wells Fargo Mortgage-Backed Securities Trust 6.000% due 06/25/2037 ^		130	132
Worldwide Plaza Trust 3.715% due 11/10/2036 ~(o)		6,500	6,591
Total Non-Agency Mortgage-Backed Securities (Cost $710,152)			787,500
ASSET-BACKED SECURITIES 43.6%
ACE Securities Corp. Home Equity Loan Trust 1.108% due 08/25/2035 •		4,963	2,729
Aegis Asset-Backed Securities Trust Mortgage Pass-Through Certificates 2.248% due 09/25/2034 •		740	723
Alkali Europe SARL 3.000% due 05/15/2021 «•	EUR	10,457	12,076
Asset-Backed Funding Certificates Trust 1.198% due 03/25/2034 ^•		$780	763
Bear Stearns Asset-Backed Securities Trust
0.698% due 06/25/2036 •(o)		6,162	6,166
2.570% due 10/25/2036 ~		3,277	2,298
Citigroup Mortgage Loan Trust
0.308% due 12/25/2036 •(o)		15,481	10,866
0.368% due 12/25/2036 •(o)		9,087	4,857
0.848% due 11/25/2046 •		2,100	1,724
4.825% due 03/25/2036 ^þ		1,800	1,176
5.852% due 05/25/2036 ^þ		453	244
Citigroup Mortgage Loan Trust, Inc. 0.408% due 03/25/2037 •(o)		18,832	17,335
Conseco Finance Corp.
7.060% due 02/01/2031 ~		3,444	3,474
7.500% due 03/01/2030 ~		7,272	4,334
Conseco Finance Securitizations Corp.
8.260% due 12/01/2030 ~		4,791	2,047
8.850% due 12/01/2030 ~		5,630	2,038
9.163% due 03/01/2033 ~		7,705	7,309
Cork Street CLO Designated Activity Co. 0.000% due 11/27/2028 ~	EUR	2,667	1,870
Coronado CDO Ltd.
1.751% due 09/04/2038 •		$9,141	5,279
6.000% due 09/04/2038		1,406	1,157
Countrywide Asset-Backed Certificates
0.278% due 12/25/2036 ^•(o)		11,698	10,981
0.318% due 06/25/2047 •(o)		709	708
0.348% due 06/25/2037 ^•(o)		7,790	7,919
0.348% due 06/25/2047 ^•(o)		19,668	17,656
0.408% due 01/25/2046 ^•(o)		34,748	26,639
0.568% due 06/25/2036 ^•(o)		8,000	7,336
4.288% due 02/25/2036 ~		24	25
Countrywide Asset-Backed Certificates Trust
0.388% due 03/25/2047 ^•(o)		7,655	6,784

Consolidated Schedule of Investments PIMCO Dynamic Income Fund (Cont.)	September 30, 2020 (Unaudited)

0.878% due 04/25/2036 ^•(o)		21,300	19,943
1.498% due 11/25/2035 •		2,960	1,549
5.859% due 10/25/2046 ^~		1,701	1,660
Countrywide Home Equity Loan Trust 5.657% due 03/25/2034 ~		19	19
Crecera Americas LLC 5.563% due 08/31/2021 «•		20,092	20,069
Credit-Based Asset Servicing & Securitization CBO Corp. 0.500% due 09/06/2041 •		27,723	1,469
Credit-Based Asset Servicing & Securitization LLC 6.250% due 10/25/2036 þ(o)		5,732	5,866
CSAB Mortgage-Backed Trust 5.500% due 05/25/2037 ^		3,048	2,608
ECAF Ltd. 4.947% due 06/15/2040		2,040	1,829
EMC Mortgage Loan Trust
1.088% due 04/25/2042 •(o)		950	947
3.523% due 04/25/2042 •		2,546	2,372
First Franklin Mortgage Loan Trust
0.618% due 11/25/2036 •(o)		5,000	4,597
0.648% due 12/25/2035 •(o)		23,487	22,038
FirstKey Homes Trust 4.781% due 09/17/2025		1,600	1,641
Glacier Funding CDO Ltd. 0.519% due 08/04/2035 •		10,083	2,149
GMAC Mortgage Corp. Home Equity Loan Trust 6.249% due 12/25/2037 þ(o)		1,916	2,019
Grand Canal Securities 0.474% due 12/24/2058 •	EUR	956	1,087
GSAMP Trust 2.023% due 06/25/2034 •(o)		$1,253	1,248
Hout Bay Corp.
1.627% due 07/05/2041 •(o)		37,988	8,737
1.827% due 07/05/2041 •		4,871	353
1.957% due 07/05/2041 •		1,690	121
IndyMac Home Equity Mortgage Loan Asset-Backed Trust 6.059% due 12/25/2031 ^þ		533	209
JPMorgan Mortgage Acquisition Corp. 0.768% due 12/25/2035 •(o)		16,459	15,867
KGS-Alpha SBA COOF Trust 1.137% due 04/25/2038 «~(a)		1,401	39
Lehman XS Trust 6.170% due 06/24/2046 þ		1,233	1,267
Long Beach Mortgage Loan Trust
0.338% due 02/25/2036 •(o)		9,515	8,142
0.668% due 08/25/2045 •(o)		12,798	12,370
0.853% due 11/25/2035 •(o)		15,647	13,907
1.198% due 02/25/2034 •		44	44
1.198% due 06/25/2035 •(o)		7,300	7,084
Marlette Funding Trust
0.000% due 09/17/2029 «(h)		12	2,896
0.000% due 03/15/2030 «(h)		4	978
MASTR Asset-Backed Securities Trust
0.298% due 03/25/2036 •(o)		7,175	5,760
0.718% due 01/25/2036 •		400	392
Mid-State Capital Corp. Trust 6.742% due 10/15/2040 (o)		4,575	5,044
Morgan Stanley ABS Capital, Inc. Trust
0.248% due 11/25/2036 •		1,533	1,098
0.478% due 02/25/2037 •(o)		5,557	3,608
1.183% due 01/25/2035 •		1,725	1,203
Morgan Stanley Home Equity Loan Trust 0.378% due 04/25/2037 •(o)		28,220	19,214
National Collegiate Commutation Trust 0.000% due 03/25/2038 •		37,800	10,944
Nomura Home Equity Loan, Inc. Home Equity Loan Trust 0.428% due 07/25/2036 •		3,500	3,072
Oakwood Mortgage Investors, Inc.
7.840% due 11/15/2029 ~(o)		2,270	2,398
8.490% due 10/15/2030 ^		1,180	1,047
Ocean Trails CLO 5.354% due 08/13/2025 •		1,500	1,436
Option One Mortgage Loan Trust 0.508% due 01/25/2036 •(o)		20,000	17,837
Orient Point CDO Ltd. 0.574% due 10/03/2045 •(o)		146,481	59,517
Palisades CDO Ltd. 1.208% due 07/22/2039 •		4,900	2,106
Popular ABS Mortgage Pass-Through Trust 1.398% due 08/25/2035 •(o)		3,763	3,775
Residential Asset Mortgage Products Trust 1.123% due 04/25/2034 •(o)		3,422	3,385
Residential Asset Securities Corp. Trust 0.388% due 08/25/2036 •		10,616	9,017
Saxon Asset Securities Trust
0.598% due 11/25/2037 •(o)		13,000	12,570

Consolidated Schedule of Investments PIMCO Dynamic Income Fund (Cont.)	September 30, 2020 (Unaudited)

1.123% due 11/25/2035 •		5,547	3,792
SLM Student Loan EDC Repackaging Trust 0.000% due 10/28/2029 «(h)		11	12,199
SLM Student Loan Trust 0.000% due 01/25/2042 «(h)		9	4,570
SMB Private Education Loan Trust 0.000% due 10/15/2048 «(h)		3	1,342
SoFi Professional Loan Program LLC
0.000% due 03/25/2036 «(h)		80	374
0.000% due 01/25/2039 (h)		9,180	1,845
0.000% due 05/25/2040 (h)		9,300	2,369
0.000% due 07/25/2040 «(h)		47	1,227
0.000% due 09/25/2040 (h)		4,003	1,383
Soloso CDO Ltd. 0.596% due 10/07/2037 •		4,800	3,780
Soundview Home Loan Trust
0.428% due 06/25/2037 •(o)		7,516	6,262
0.648% due 03/25/2036 •(o)		16,905	16,408
South Coast Funding Ltd. 0.536% due 01/06/2041 •		140,524	34,630
START Ireland 4.089% due 03/15/2044		924	870
Structured Asset Securities Corp. 6.148% due 05/25/2032 ^•		6,852	5,842
Symphony CLO Ltd. 4.868% due 07/14/2026 •(o)		4,400	3,708
Tropic CDO Ltd. 0.595% due 07/15/2036 •(o)		3,974	3,577
Verde CDO Ltd. 1.603% due 10/05/2045 •(o)		85,877	30,501
Total Asset-Backed Securities (Cost $633,019)			629,739
SOVEREIGN ISSUES 4.3%
Argentina Government International Bond
1.000% due 08/05/2021 (j)	ARS	125,005	847
2.500% due 07/22/2021 (j)		47,284	324
15.500% due 10/17/2026 (o)		163,630	475
29.406% (BADLARPP + 0.000%) due 10/04/2022 ~		138	1
31.641% (BADLARPP + 2.000%) due 04/03/2022 ~(o)		149,103	1,001
Argentine Republic Government International Bond
0.125% due 07/09/2030 þ		$3,910	1,632
0.125% due 07/09/2035 þ		345	130
0.125% due 01/09/2038 þ		21,042	9,022
0.125% due 07/09/2041 þ		15,994	6,377
0.125% due 07/09/2046 þ		115	44
1.000% due 07/09/2029		1,447	660
Autonomous City of Buenos Aires Argentina
32.858% (BADLARPP + 3.250%) due 03/29/2024 ~(o)	ARS	866,312	5,362
34.633% (BADLARPP + 5.000%) due 01/23/2022 ~(o)		283,520	1,918
Dominican Republic International Bond
4.875% due 09/23/2032		$4,600	4,586
5.875% due 01/30/2060		4,600	4,370
9.750% due 06/05/2026	DOP	88,400	1,601
16.950% due 02/04/2022		7,900	152
Ghana Government International Bond
6.375% due 02/11/2027 (o)		$1,402	1,267
7.875% due 02/11/2035 (o)		1,542	1,306
8.750% due 03/11/2061 (o)		516	437
Provincia de Buenos Aires
33.378% due 04/12/2025 (o)	ARS	717,986	4,236
33.497% due 05/31/2022		78,014	464
South Africa Government International Bond
4.850% due 09/30/2029 (o)		$3,200	3,061
5.750% due 09/30/2049 (o)		2,200	1,873
Turkey Government International Bond
4.250% due 03/13/2025 (o)		2,600	2,400
7.625% due 04/26/2029 (o)		3,900	4,024
Turkiye Ihracat Kredi Bankasi A/S 8.250% due 01/24/2024 (o)		600	612
Ukraine Government International Bond 4.375% due 01/27/2030 (o)	EUR	3,412	3,278
Venezuela Government International Bond
6.000% due 12/09/2020 ^(e)		$590	47
8.250% due 10/13/2024 ^(e)		136	11

Consolidated Schedule of Investments PIMCO Dynamic Income Fund (Cont.)	September 30, 2020 (Unaudited)

9.250% due 09/15/2027 ^(e)	734	59
Total Sovereign Issues (Cost $97,039)		61,577
	SHARES
COMMON STOCKS 2.5%
COMMUNICATION SERVICES 0.2%
Clear Channel Outdoor Holdings, Inc. (f)	1,495,047	1,495
iHeartMedia, Inc. «(f)	1,108	8
iHeartMedia, Inc. 'A' (f)	82,474	670
		2,173
CONSUMER DISCRETIONARY 0.0%
Caesars Entertainment, Inc. (f)	1	0
Desarrolladora Homex S.A.B. de C.V. (f)	719,113	1
Urbi Desarrollos Urbanos S.A.B. de C.V. (f)	4,776	3
		4
ENERGY 0.0%
Dommo Energia S.A. (f)(m)	65,154	13
Dommo Energia S.A. «(f)(m)	823,306	136
Dommo Energia S.A. SP - ADR (f)	2,627	5
		154
FINANCIALS 1.1%
Associated Materials Group, Inc «(f)(m)	2,416,778	15,347
INDUSTRIALS 0.9%
McDermott International Ltd. (f)	730,079	1,752
Neiman Marcus Group Ltd. LLC «(f)(m)	182,082	11,298
Westmoreland Mining Holdings LLC «(f)(m)	358	3
		13,053
UTILITIES 0.3%
Eneva S.A. (f)(m)	33,702	289
TexGen Power LLC «	130,864	4,449
		4,738
Total Common Stocks (Cost $49,728)		35,469
WARRANTS 1.1%
COMMUNICATION SERVICES 0.3%
iHeartMedia, Inc. - Exp. 05/01/2039 «	537,144	3,819
INFORMATION TECHNOLOGY 0.8%
Windstream Services LLC - Exp. 03/24/2021 «	845,681	11,535
Total Warrants (Cost $16,451)		15,354
PREFERRED SECURITIES 1.7%
BANKING & FINANCE 0.8%
AGFC Capital Trust 2.025% (US0003M + 1.750%) due 01/15/2067 ~(o)	12,900,000	4,537
Nationwide Building Society 10.250% ~	1,249	263
Stichting AK Rabobank Certificaten 0.000% due 12/29/2049 (i)(k)	4,609,000	6,453
		11,253
INDUSTRIALS 0.0%
General Electric Co. 5.000% due 01/21/2021 •(k)(o)	737,000	588
UTILITIES 0.9%
AT&T Mobility LLC 7.000% due 10/20/2022 «(k)(m)	460,023	12,445

Consolidated Schedule of Investments PIMCO Dynamic Income Fund (Cont.)	September 30, 2020 (Unaudited)

Total Preferred Securities (Cost $26,585)			24,286
REAL ESTATE INVESTMENT TRUSTS 1.4%
REAL ESTATE 1.4%
Uniti Group, Inc.		648,881	6,836
VICI Properties, Inc.		594,589	13,896
Total Real Estate Investment Trusts (Cost $11,570)			20,732
SHORT-TERM INSTRUMENTS 9.6%
REPURCHASE AGREEMENTS (n) 8.5%			122,955
		PRINCIPAL AMOUNT (000s)
SHORT-TERM NOTES 0.0%
Argentina Treasury Bond BONCER 1.100% due 04/17/2021 (j)	ARS	61,296	417
ARGENTINA TREASURY BILLS 0.3%
28.889% due 10/13/2020 - 01/29/2021 (g)(h)		625,832	4,004
U.S. TREASURY BILLS 0.8%
0.107% due 10/01/2020 - 01/07/2021 (g)(h)(o)(q)(s)		$12,099	12,098
Total Short-Term Instruments (Cost $140,260)			139,474
Total Investments in Securities (Cost $2,645,147)			2,651,935
Total Investments 183.7% (Cost $2,645,147)			$2,651,935
Financial Derivative Instruments (p)(r) (0.2)%(Cost or Premiums, net $(18,849))			(3,053)
Other Assets and Liabilities, net (83.5)%			(1,205,429)
Net Assets 100.0%			$1,443,453

Consolidated Schedule of Investments PIMCO Dynamic Income Fund (Cont.)	September 30, 2020 (Unaudited)

NOTES TO CONSOLIDATED SCHEDULE OF INVESTMENTS:

* A zero balance may reflect actual amounts rounding to less than one thousand.

¤

The geographical classification of foreign (non-U.S.) securities in this report, if any, are classified by the country of incorporation of a holding. In certain instances, a security's country of incorporation may be different from its country of economic exposure.

^						Security is in default.
«						Security valued using significant unobservable inputs (Level 3).
µ						All or a portion of this amount represents unfunded loan commitments. The interest rate for the unfunded portion will be determined at the time of funding.
~

Variable or Floating rate security. Rate shown is the rate in effect as of period end. Certain variable rate securities are not based on a published reference rate and spread, rather are determined by the issuer or agent and are based on current market conditions. Reference rate is as of reset date, which may vary by security. These securities may not indicate a reference rate and/or spread in their description.

•

Rate shown is the rate in effect as of period end. The rate may be based on a fixed rate, a capped rate or a floor rate and may convert to a variable or floating rate in the future. These securities do not indicate a reference rate and spread in their description.

Þ						Coupon represents a rate which changes periodically based on a predetermined schedule or event. Rate shown is the rate in effect as of period end.
(a)						Security is an Interest Only ("IO") or IO Strip.
(b)						Principal only security.
(c)						When-issued security.
(d)						Payment in-kind security.
(e)						Security is not accruing income as of the date of this report.
(f)						Security did not produce income within the last twelve months.
(g)						Coupon represents a weighted average yield to maturity.
(h)						Zero coupon security.
(i)						Security becomes interest bearing at a future date.
(j)						Principal amount of security is adjusted for inflation.
(k)						Perpetual maturity; date shown, if applicable, represents next contractual call date.
(l)						Contingent convertible security.
(m)						RESTRICTED SECURITIES:
Issuer Description					Acquisition Date	Cost	Market Value	Market Value as Percentage of Net Assets
AT&T Mobility LLC 7.000% due 10/20/2022					09/24/2020	$12,443	$12,444	0.86%
Associated Materials Group, Inc					08/24/2020	15,346	15,346	1.06
Buffalo Thunder Development Authority 0.000% due 11/15/2029					12/08/2014	2	2	0.00
Churchill Capital Corp. 6.000% due 09/30/2027					07/10/2020	10,238	10,009	0.69
Dommo Energia S.A.					12/21/2017 - 12/03/2019	185	149	0.01
Eneva S.A.					12/21/2017	156	289	0.02
Neiman Marcus Group Ltd. LLC					09/25/2020	5,864	11,298	0.78
Pinnacol Assurance 8.625% due 06/25/2034					06/23/2014	10,200	11,256	0.78
Preylock Reitman Santa Cruz Mezz LLC TBD% due 11/09/2022					04/09/2018	5,563	5,339	0.37
Project Anfora Senior 2.750% due 10/01/2026					09/30/2019	21,310	22,349	1.55
Westmoreland Mining Holdings LLC					03/26/2019	1	3	0.00
						$81,308	$88,484	6.12%
BORROWINGS AND OTHER FINANCING TRANSACTIONS
(n)						REPURCHASE AGREEMENTS:
Counterparty	Lending Rate	Settlement Date	Maturity Date	Principal Amount	Collateralized By	Collateral (Received)	Repurchase Agreements, at Value	Repurchase Agreement Proceeds to be Received(1)
BOS	0.110%	10/01/2020	10/02/2020	$33,100	U.S. Treasury Bonds 1.125% due 05/15/2040	$(33,679)	$33,100	$33,100
FICC	0.000	09/30/2020	10/01/2020	11,355	U.S. Treasury Inflation Protected Securities 0.625% due 07/15/2021	(11,582)	11,355	11,355
IND	0.110	09/30/2020	10/01/2020	36,800	U.S. Treasury Bonds 2.250% due 08/15/2049	(37,210)	36,800	36,800
JPS	0.110	09/30/2020	10/01/2020	41,700	U.S. Treasury Bonds 3.000% due 11/15/2044	(42,257)	41,700	41,700
Total Repurchase Agreements						$(124,728)	$122,955	$122,955

Consolidated Schedule of Investments PIMCO Dynamic Income Fund (Cont.)	September 30, 2020 (Unaudited)

REVERSE REPURCHASE AGREEMENTS:
Counterparty	Borrowing Rate(2)	Settlement Date	Maturity Date		Amount Borrowed(2)	Payable for Reverse Repurchase Agreements
BNY	1.570%	08/18/2020	11/18/2020		$(16,183)	$(16,214)
BOS	0.949	08/05/2020	11/05/2020		(2,196)	(2,199)
	0.973	09/18/2020	03/17/2021		(5,177)	(5,178)
	1.061	08/17/2020	10/16/2020		(6,324)	(6,332)
	1.203	09/03/2020	03/04/2021		(7,762)	(7,770)
	1.221	07/21/2020	10/21/2020		(7,298)	(7,316)
	1.230	08/14/2020	11/13/2020		(2,405)	(2,409)
	1.280	08/14/2020	11/13/2020		(5,292)	(5,301)
	1.403	09/03/2020	03/04/2021		(1,184)	(1,186)
BPS	(0.250)	09/17/2020	12/08/2020	EUR	(196)	(229)
	(0.150)	08/20/2020	11/20/2020		(3,895)	(4,565)
	(0.150)	09/30/2020	10/01/2020		(350)	(410)
	0.400	09/14/2020	10/19/2020		$(6,112)	(6,114)
	0.400	09/15/2020	10/20/2020		(226)	(226)
	0.400	09/18/2020	10/23/2020		(1,176)	(1,176)
	0.480	08/28/2020	11/30/2020	GBP	(1,590)	(2,052)
	0.520	09/09/2020	12/08/2020		$(9,115)	(9,118)
	0.550	07/08/2020	10/08/2020	GBP	(2,792)	(3,607)
	0.580	09/15/2020	10/20/2020		$(3,433)	(3,434)
	0.700	09/14/2020	10/19/2020		(5,717)	(5,719)
	0.700	09/18/2020	10/23/2020		(7,941)	(7,943)
	0.750	09/10/2020	10/15/2020		(8,881)	(8,885)
	0.800	08/21/2020	10/23/2020		(2,573)	(2,575)
	0.800	08/25/2020	11/23/2020		(1,056)	(1,057)
	0.800	09/18/2020	10/23/2020		(15,223)	(15,231)
	0.800	09/22/2020	10/27/2020		(6,990)	(6,991)
	0.830	09/10/2020	10/15/2020		(1,645)	(1,646)
	0.850	08/25/2020	11/23/2020		(1,107)	(1,108)
	0.850	09/15/2020	10/20/2020		(1,687)	(1,688)
	0.892	08/04/2020	11/04/2020	GBP	(10,246)	(13,240)
	0.950	09/02/2020	10/07/2020		$(1,599)	(1,600)
	1.000	08/04/2020	TBD(3)		(1,209)	(1,211)
	1.450	08/25/2020	11/23/2020		(15,174)	(15,197)
	1.499	12/14/2018	TBD(3)		(24,480)	(24,497)
	1.553	08/19/2020	11/23/2020		(5,195)	(5,204)
	1.553	08/21/2020	11/24/2020		(25,122)	(25,167)
	1.570	08/17/2020	11/20/2020		(57,336)	(57,448)
	2.213	05/06/2020	11/06/2020		(6,722)	(6,783)
BRC	0.500	03/25/2020	TBD(3)		(977)	(980)
	0.900	08/11/2020	TBD(3)		(1,399)	(1,401)
	1.400	09/04/2020	12/03/2020		(10,104)	(10,115)
BYR	1.390	09/30/2020	03/31/2021		(10,774)	(10,773)
	1.404	07/13/2020	03/31/2021		(7,283)	(7,307)
	1.409	07/06/2020	03/31/2021		(22,939)	(23,018)
CDC	0.400	08/05/2020	TBD(3)		(285)	(286)
	0.400	09/14/2020	11/13/2020		(4,601)	(4,602)
	0.450	09/01/2020	11/03/2020		(5,719)	(5,721)
	0.700	09/22/2020	10/27/2020		(8,248)	(8,249)
	0.750	08/20/2020	10/22/2020		(1,765)	(1,766)
	0.750	09/01/2020	11/03/2020		(5,741)	(5,744)
	0.750	09/16/2020	10/22/2020		(1,399)	(1,400)
	0.850	09/03/2020	03/02/2021		(1,241)	(1,242)
	0.850	09/15/2020	03/15/2021		(7,842)	(7,845)
CEW	0.800	09/10/2020	12/09/2020		(1,543)	(1,544)
	0.801	08/26/2020	11/30/2020		(1,172)	(1,173)
	0.801	09/09/2020	12/08/2020		(358)	(358)
	0.851	08/26/2020	11/30/2020		(3,085)	(3,087)
	0.880	08/14/2020	11/17/2020		(927)	(928)
	0.888	09/09/2020	03/08/2021		(779)	(779)
	0.930	08/14/2020	11/17/2020		(2,899)	(2,902)
	1.080	08/14/2020	11/17/2020		(2,847)	(2,851)
	1.180	08/14/2020	11/17/2020		(5,168)	(5,176)
CIB	0.700	09/03/2020	10/08/2020		(3,429)	(3,430)
	0.700	09/15/2020	10/15/2020		(5,900)	(5,902)
	0.700	09/18/2020	10/22/2020		(4,100)	(4,101)
CSG	0.650	09/30/2020	08/04/2022		(5,456)	(5,456)
	0.750	08/05/2020	TBD(3)		(3,321)	(3,325)
	0.900	08/27/2020	TBD(3)		(274)	(274)
	0.950	08/05/2020	TBD(3)		(1,189)	(1,190)
FOB	0.250	09/22/2020	TBD(3)		(1,734)	(1,734)
	0.350	09/22/2020	10/23/2020		(3,150)	(3,150)
	0.450	08/04/2020	TBD(3)		(241)	(241)
	0.500	08/20/2020	11/18/2020		(16,138)	(16,147)
	0.500	09/22/2020	10/23/2020		(6,049)	(6,050)
	0.900	08/27/2020	TBD(3)		(9)	(9)
GLM	1.323	09/24/2020	03/24/2021		(39,989)	(40,000)
	1.405	08/21/2020	02/17/2021		(26,066)	(26,108)
	1.771	07/20/2020	10/20/2020		(8,035)	(8,064)

Consolidated Schedule of Investments PIMCO Dynamic Income Fund (Cont.)	September 30, 2020 (Unaudited)

GSC	0.750	09/16/2020	10/19/2020		(7,122)	(7,125)
IND	0.100	07/07/2020	10/07/2020	EUR	(3,667)	(4,301)
JML	(0.100)	07/14/2020	10/14/2020		(847)	(993)
	(0.100)	07/17/2020	10/16/2020		(1,312)	(1,538)
	0.100	07/17/2020	10/16/2020		(591)	(693)
	0.400	09/28/2020	10/28/2020	GBP	(884)	(1,141)
	0.450	07/14/2020	10/14/2020		(19,207)	(24,808)
	0.450	07/15/2020	10/15/2020		(11,204)	(14,471)
	0.450	07/17/2020	10/16/2020		(4,231)	(5,465)
	0.450	07/20/2020	10/20/2020		(525)	(679)
	0.667	07/17/2020	10/16/2020	EUR	(1,106)	(1,298)
	1.150	09/09/2020	10/05/2020		$(19,127)	(19,140)
JPS	0.025	08/31/2020	10/20/2020		(1,712)	(1,712)
MBC	0.150	07/16/2020	10/16/2020	EUR	(150)	(176)
	1.240	09/23/2020	11/23/2020		$(9,602)	(9,605)
	1.260	09/23/2020	11/23/2020		(15,700)	(15,704)
	1.370	09/04/2020	12/04/2020		(9,764)	(9,774)
	1.370	09/08/2020	12/08/2020		(3,525)	(3,528)
	1.420	09/08/2020	12/08/2020		(2,458)	(2,460)
MEI	0.800	08/28/2020	TBD(3)		(2,672)	(2,674)
MSB	1.149	08/24/2020	02/24/2021		(3,170)	(3,174)
	1.768	07/30/2020	02/01/2021		(8,524)	(8,551)
NOM	0.650	09/14/2020	10/19/2020		(238)	(239)
	0.750	08/27/2020	TBD(3)		(2,501)	(2,503)
	0.850	08/27/2020	TBD(3)		(312)	(312)
RTA	0.806	09/30/2020	11/23/2020		(1,964)	(1,964)
	0.914	09/30/2020	10/22/2020		(8,516)	(8,516)
	0.914	07/24/2020	10/22/2020		(1,506)	(1,509)
	1.341	09/01/2020	12/02/2020		(12,162)	(12,175)
	1.664	07/24/2020	10/22/2020		(11,837)	(11,875)
SBI	1.271	07/20/2020	10/20/2020		(1,363)	(1,367)
	1.320	09/18/2020	03/19/2021		(11,866)	(11,872)
	1.371	07/20/2020	10/20/2020		(1,281)	(1,284)
	1.399	08/21/2020	02/19/2021		(5,067)	(5,075)
	1.503	08/11/2020	11/10/2020		(9,450)	(9,470)
	1.606	08/06/2020	02/05/2021		(2,279)	(2,285)
	1.615	08/03/2020	02/03/2021		(4,049)	(4,060)
SCX	0.600	09/14/2020	10/16/2020		(7,270)	(7,272)
	0.750	09/02/2020	12/03/2020		(4,736)	(4,739)
	0.850	09/09/2020	10/13/2020		(2,035)	(2,036)
SOG	0.420	09/21/2020	10/26/2020		(1,176)	(1,176)
	0.450	08/05/2020	TBD(3)		(1,201)	(1,202)
	0.620	09/30/2020	10/30/2020		(2,078)	(2,079)
	0.620	10/02/2020	11/04/2020		(608)	(608)
	0.650	09/17/2020	10/22/2020		(16,288)	(16,292)
	0.650	09/21/2020	10/26/2020		(272)	(273)
	0.650	09/22/2020	10/23/2020		(5,836)	(5,837)
	0.650	09/22/2020	10/27/2020		(5,402)	(5,403)
	0.700	07/22/2020	TBD(3)		(5,447)	(5,455)
	0.700	08/05/2020	TBD(3)		(1,022)	(1,023)
	0.700	08/28/2020	10/02/2020		(606)	(606)
	0.700	09/25/2020	TBD(3)		(13,992)	(13,994)
	0.820	09/09/2020	12/08/2020		(2,347)	(2,348)
	0.830	08/19/2020	10/21/2020		(6,417)	(6,424)
	0.830	08/20/2020	10/22/2020		(9,944)	(9,954)
	0.830	09/30/2020	10/22/2020		(1,049)	(1,049)
	0.870	09/16/2020	03/17/2021		(1,839)	(1,839)
	0.950	08/10/2020	01/22/2021		(4,235)	(4,241)
	0.950	09/03/2020	02/22/2021		(986)	(986)
	1.403	09/03/2020	03/04/2021		(16,416)	(16,434)
	1.408	08/26/2020	02/26/2021		(10,157)	(10,171)
	1.499	08/03/2020	11/05/2020		(7,708)	(7,727)
	1.499	08/04/2020	11/05/2020		(26,935)	(27,000)
	1.745	07/29/2020	10/28/2020		(8,436)	(8,462)
	2.043	05/11/2020	11/12/2020		(8,899)	(8,925)
	2.049	05/06/2020	11/03/2020		(12,625)	(12,666)
	2.053	05/20/2020	11/20/2020		(8,547)	(8,567)
	2.053	05/21/2020	11/20/2020		(4,623)	(4,634)
TDM	0.320	09/29/2020	TBD(3)		(1,932)	(1,932)
	0.380	08/04/2020	TBD(3)		(2,575)	(2,577)
	0.380	09/09/2020	TBD(3)		(9,199)	(9,201)
UBS	0.400	09/14/2020	10/14/2020		(2,023)	(2,024)
	0.500	07/28/2020	TBD(3)		(23,511)	(23,532)
	0.528	08/07/2020	11/06/2020	EUR	(3,512)	(4,122)
	0.650	08/27/2020	TBD(3)		$(24,816)	(24,831)
	0.700	09/15/2020	10/15/2020		(3,208)	(3,209)
	0.700	09/18/2020	10/20/2020		(3,873)	(3,874)
	0.700	09/23/2020	10/26/2020		(1,231)	(1,231)
	0.700	09/25/2020	10/27/2020		(17,137)	(17,139)
	0.700	09/30/2020	10/20/2020		(2,539)	(2,539)
	0.700	09/30/2020	10/26/2020		(879)	(879)
	0.800	08/31/2020	11/30/2020		(3,556)	(3,558)
	0.800	09/08/2020	12/07/2020		(480)	(480)
	0.900	08/03/2020	11/03/2020		(4,921)	(4,928)
	1.000	07/17/2020	10/15/2020		(3,822)	(3,830)
	1.368	08/17/2020	11/17/2020	GBP	(7,457)	(9,639)

Consolidated Schedule of Investments PIMCO Dynamic Income Fund (Cont.)	September 30, 2020 (Unaudited)

				1.399			08/21/2020	02/17/2021	$(8,513)		(8,526)
				1.606			08/03/2020	02/03/2021	(14,101)		(14,138)
				1.606			08/05/2020	02/05/2021	(2,938)		(2,945)
				1.625			07/24/2020	01/20/2021	(43,953)		(44,090)
Total Reverse Repurchase Agreements											$(1,124,616)
SHORT SALES:
Description							Coupon	Maturity Date	Principal Amount	Proceeds	Payable for Short Sales
U.S. Government Agencies (0.1)%
Uniform Mortgage-Backed Security, TBA							2.500%	10/01/2050	$1,000	$(1,049)	$(1,049)
Uniform Mortgage-Backed Security, TBA							3.000	11/01/2050	1,000	(1,051)	(1,048)
Total Short Sales (0.1)%										$(2,100)	$(2,097)
(o)	Securities with an aggregate market value of $1,445,626 and cash of $9,808 have been pledged as collateral under the terms of master agreements as of September 30, 2020.
(1)	Includes accrued interest.
(2)

The average amount of borrowings outstanding during the period ended September 30, 2020 was $(1,034,591) at a weighted average interest rate of 1.374%.Average borrowings may include reverse repurchase agreements and sale-buyback transactions, if held during the period.

(3)	Open maturity reverse repurchase agreement.
(p)	FINANCIAL DERIVATIVE INSTRUMENTS: EXCHANGE-TRADED OR CENTRALLY CLEARED
SWAP AGREEMENTS:
CREDIT DEFAULT SWAPS ON CORPORATE ISSUES - SELL PROTECTION(1)
										Variation Margin
Reference Entity	Fixed Receive Rate	Payment Frequency	Maturity Date	Implied Credit Spread at September 30, 2020(2)		Notional Amount(3)	Premiums Paid/ (Received)	Unrealized Appreciation/ (Depreciation)	Market Value(4)	Asset	Liability
Bombardier, Inc.	5.000%	Quarterly	06/20/2024	14.785%		$3,000	$(6)	$(726)	$(732)	$10	$0
Bombardier, Inc.	5.000	Quarterly	12/20/2024	14.848		2,100	(8)	(545)	(553)	5	0
Rolls-Royce PLC	1.000	Quarterly	12/20/2025	5.156	EUR	7,200	(1,492)	(48)	(1,540)	0	(31)
							$(1,506)	$(1,319)	$(2,825)	$15	$(31)
INTEREST RATE SWAPS
										Variation Margin
Pay/ Receive Floating Rate	Floating Rate Index	Fixed Rate	Payment Frequency	Maturity Date		Notional Amount	Premiums Paid/ (Received)	Unrealized Appreciation/ (Depreciation)	Market Value	Asset	Liability
Receive	1-Day GBP-SONIO Compounded-OIS	0.500%	Annual	09/16/2030	GBP	27,000	$335	$(1,593)	$(1,258)	$73	$0
Pay	3-Month USD-LIBOR	1.750	Semi-Annual	12/21/2026		$303,000	7,433	18,388	25,821	0	(457)
Pay	3-Month USD-LIBOR	2.500	Semi-Annual	12/20/2027		91,250	1,072	12,445	13,517	0	(170)
Pay	3-Month USD-LIBOR	0.770	Semi-Annual	06/19/2029		232,000	(85)	3,147	3,062	0	(542)
Pay(5)	3-Month USD-LIBOR	1.000	Semi-Annual	12/16/2030		5,700	249	(109)	140	0	(17)
Receive	3-Month USD-LIBOR	2.500	Semi-Annual	06/15/2036		19,800	(1,952)	(2,738)	(4,690)	121	0
Receive	3-Month USD-LIBOR	2.750	Semi-Annual	03/20/2043		34,100	(114)	(11,605)	(11,719)	348	0
Receive	3-Month USD-LIBOR	2.750	Semi-Annual	12/16/2045		3,800	(52)	(1,407)	(1,459)	47	0
Receive	3-Month USD-LIBOR	2.500	Semi-Annual	06/20/2048		3,100	288	(1,363)	(1,075)	40	0
Receive	3-Month USD-LIBOR	2.250	Semi-Annual	03/12/2050		17,700	(25)	(5,138)	(5,163)	250	0
Receive(5)	3-Month USD-LIBOR	1.150	Semi-Annual	12/11/2050		61,500	(3,122)	3,092	(30)	838	0
Receive	6-Month EUR-EURIBOR	0.150	Annual	03/18/2030	EUR	20,400	373	(608)	(235)	0	0
Receive	6-Month EUR-EURIBOR	0.150	Annual	06/17/2030		1,200	(1)	(56)	(57)	0	0
Receive	6-Month EUR-EURIBOR	0.250	Annual	03/18/2050		2,500	139	(382)	(243)	2	0
Receive	6-Month EUR-EURIBOR	0.500	Annual	06/17/2050		500	(16)	(79)	(95)	0	0
Receive	6-Month GBP-LIBOR	0.750	Semi-Annual	03/18/2050	GBP	9,300	195	(848)	(653)	53	0
							$4,717	$11,146	$15,863	$1,772	$(1,186)
Total Swap Agreements							$3,211	$9,827	$13,038	$1,787	$(1,217)
(q)

Securities with an aggregate market value of $913 and cash of $23,145 have been pledged as collateral for exchange-traded and centrally cleared financial derivative instruments as of September 30, 2020.

(1)

If the Fund is a seller of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Fund will either (i) pay to the buyer of protection an amount equal to the notional amount of the swap and take delivery of the referenced obligation or underlying securities comprising the referenced index or (ii) pay a net settlement amount in the form of cash, securities or other deliverable obligations equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index.

Consolidated Schedule of Investments PIMCO Dynamic Income Fund (Cont.)	September 30, 2020 (Unaudited)

(2)

Implied credit spreads, represented in absolute terms, utilized in determining the market value of credit default swap agreements on issues as of period end serve as indicators of the current status of the payment/performance risk and represent the likelihood or risk of default for the credit derivative. The implied credit spread of a particular referenced entity reflects the cost of buying/selling protection and may include upfront payments required to be made to enter into the agreement. Wider credit spreads represent a deterioration of the referenced entity's credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.

(3)

The maximum potential amount the Fund could be required to pay as a seller of credit protection or receive as a buyer of credit protection if a credit event occurs as defined under the terms of that particular swap agreement.

(4)

The prices and resulting values for credit default swap agreements serve as indicators of the current status of the payment/performance risk and represent the likelihood of an expected liability (or profit) for the credit derivative should the notional amount of the swap agreement be closed/sold as of the period end. Increasing market values, in absolute terms when compared to the notional amount of the swap, represent a deterioration of the underlying referenced instrument's credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.

(5)	This instrument has a forward starting effective date.
(r)	FINANCIAL DERIVATIVE INSTRUMENTS: OVER THE COUNTER
FORWARD FOREIGN CURRENCY CONTRACTS:
Unrealized Appreciation/(Depreciation)
Counterparty	Settlement Month	Currency to be Delivered	Currency to be Received	Asset	Liability
BPS	10/2020	EUR	15,415	$18,210	$143	$(6)
10/2020	$1,495	CLP	1,149,203	0	(31)
10/2020	17,642	EUR	14,861	0	(218)
10/2020	3,297	RUB	235,407	0	(272)
BRC	10/2020	891	EUR	750	0	(11)
12/2020	3,269	MXN	72,309	0	(24)
CBK	10/2020	GBP	54,991	$72,710	1,752	0
10/2020	$1,631	PEN	5,781	0	(27)
10/2020	8,103	RUB	582,804	0	(611)
11/2020	PEN	7,855	$2,208	28	0
02/2021	$10,201	MXN	234,318	241	0
GLM	10/2020	2,296	RUB	165,665	0	(167)
11/2020	2,053	152,111	0	(104)
12/2020	DOP	8,954	$152	0	0
03/2021	87,432	1,470	10	0
HUS	10/2020	MXN	151,491	7,079	243	0
10/2020	PEN	5,781	1,615	11	0
10/2020	$65,867	GBP	51,199	198	0
11/2020	GBP	51,199	$65,878	0	(199)
11/2020	$1,613	PEN	5,781	0	(9)
03/2021	6,966	MXN	151,491	0	(238)
JPM	10/2020	1,657	EUR	1,396	0	(20)
10/2020	1,363	GBP	1,071	19	0
10/2020	6,660	MXN	151,491	176	0
MYI	10/2020	BRL	3,935	$702	1	0
10/2020	$698	BRL	3,935	3	0
NGF	12/2020	7,494	INR	563,540	88	0
SCX	10/2020	EUR	94,994	$113,683	2,308	0
11/2020	85,098	99,855	16	0
11/2020	$3,561	GBP	2,774	19	0
12/2020	7,358	IDR	108,952,138	0	(86)
SOG	11/2020	1,953	RUB	145,307	0	(92)
SSB	10/2020	705	BRL	3,935	0	(4)
10/2020	3,615	GBP	2,721	0	(104)
11/2020	BRL	3,935	$704	4	0
UAG	10/2020	$9,693	EUR	8,304	43	0
11/2020	2,822	RUB	210,057	0	(130)
Total Forward Foreign Currency Contracts	$5,303	$(2,353)
SWAP AGREEMENTS:
CREDIT DEFAULT SWAPS ON CREDIT INDICES - SELL PROTECTION(1)
Swap Agreements, at Value(3)
Counterparty	Index/Tranches	Fixed Receive Rate	Payment Frequency	Maturity Date	Notional Amount(2)	Premiums Paid/(Received)	Unrealized Appreciation/ (Depreciation)	Asset	Liability
FBF	ABX.HE.AA.6-2 Index	0.170%	Monthly	05/25/2046	$24,819	$(22,060)	$15,487	$0	$(6,573)
Total Swap Agreements	$(22,060)	$15,487	$0	$(6,573)
(s)

Securities with an aggregate market value of $7,390 have been pledged as collateral for financial derivative instruments as governed by International Swaps and Derivatives Association, Inc. master agreements as of September 30, 2020.

(1)

If the Fund is a seller of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Fund will either (i) pay to the buyer of protection an amount equal to the notional amount of the swap and take delivery of the referenced obligation or underlying securities comprising the referenced index or (ii) pay a net settlement amount in the form of cash, securities or other deliverable obligations equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index.

(2)

The maximum potential amount the Fund could be required to pay as a seller of credit protection or receive as a buyer of credit protection if a credit event occurs as defined under the terms of that particular swap agreement.

Consolidated Schedule of Investments PIMCO Dynamic Income Fund (Cont.)	September 30, 2020 (Unaudited)

(3)

The prices and resulting values for credit default swap agreements serve as indicators of the current status of the payment/performance risk and represent the likelihood of an expected liability (or profit) for the credit derivative should the notional amount of the swap agreement be closed/sold as of the period end. Increasing market values, in absolute terms when compared to the notional amount of the swap, represent a deterioration of the underlying referenced instrument's credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.

FAIR VALUE MEASUREMENTS
The following is a summary of the fair valuations according to the inputs used as of September 30, 2020 in valuing the Fund's assets and liabilities:

Category and Subcategory	Level 1	Level 2	Level 3	Fair Value at 09/30/2020
Investments in Securities, at Value
Loan Participations and Assignments	$995	$125,387	$60,637	$187,019
Corporate Bonds & Notes
Banking & Finance	0	159,255	11,256	170,511
Industrials	0	392,948	2	392,950
Utilities	0	88,482	0	88,482
Convertible Bonds & Notes
Banking & Finance	0	769	0	769
Utilities	0	9	0	9
Municipal Bonds & Notes
Illinois	0	506	0	506
West Virginia	0	5,248	0	5,248
U.S. Government Agencies	0	92,310	0	92,310
Non-Agency Mortgage-Backed Securities	0	758,589	28,911	787,500
Asset-Backed Securities	0	573,969	55,770	629,739
Sovereign Issues	0	61,577	0	61,577
Common Stocks
Communication Services	2,165	0	8	2,173
Consumer Discretionary	4	0	0	4
Energy	13	5	136	154
Financials	0	0	15,347	15,347
Industrials	1,752	0	11,301	13,053
Utilities	289	0	4,449	4,738
Warrants
Communication Services	0	0	3,819	3,819
Information Technology	0	0	11,535	11,535
Preferred Securities
Banking & Finance	0	11,253	0	11,253
Industrials	0	588	0	588
Utilities	0	0	12,445	12,445
Real Estate Investment Trusts
Real Estate	20,732	0	0	20,732
Short-Term Instruments
Repurchase Agreements	0	122,955	0	122,955
Short-Term Notes	0	417	0	417
Argentina Treasury Bills	0	4,004	0	4,004
U.S. Treasury Bills	0	12,098	0	12,098
Total Investments	$25,950	$2,410,369	$215,616	$2,651,935
Short Sales, at Value - Liabilities
U.S. Government Agencies	$0	$(2,097)	$0	$(2,097)
Financial Derivative Instruments - Assets
Exchange-traded or centrally cleared	0	1,787	0	1,787
Over the counter	0	5,303	0	5,303
$0	$7,090	$0	$7,090
Financial Derivative Instruments - Liabilities
Exchange-traded or centrally cleared	0	(1,217)	0	(1,217)
Over the counter	0	(8,926)	0	(8,926)
$0	$(10,143)	$0	$(10,143)
Total Financial Derivative Instruments	$0	$(3,053)	$0	$(3,053)
Totals	$25,950	$2,405,219	$215,616	$2,646,785

The following is a reconciliation of the fair valuations using significant unobservable inputs (Level 3) for the Fund during the period ended September 30, 2020:
Category and Subcategory	Beginning Balance at 06/30/2020	Net Purchases	Net Sales/Settlements	Accrued Discounts/ (Premiums)	Realized Gain/(Loss)	Net Change in Unrealized Appreciation/ (Depreciation) (1)	Transfers into Level 3	Transfers out of Level 3	Ending Balance at 09/30/2020	Net Change in Unrealized Appreciation/ (Depreciation) on Investments Held at 09/30/2020 (1)
Investments in Securities, at Value
Loan Participations and Assignments	$91,827	$26,728	$(53,739)	$458	$(15,876)	$16,078	$5,936	$(10,775)	$60,637	$1,844
Corporate Bonds & Notes

Consolidated Schedule of Investments PIMCO Dynamic Income Fund (Cont.)	September 30, 2020 (Unaudited)

Banking & Finance	11,338	0	0	0	0	(82)	0	0	11,256	(82)
Industrials	2	0	0	0	0	0	0	0	2	0
Non-Agency Mortgage-Backed Securities	28,412	10,238	(174)	10	3	620	0	(10,198)	28,911	617
Asset-Backed Securities	40,877	0	(6,555)	(2)	(1,684)	3,007	20,127	0	55,770	1,146
Common Stocks
Energy	193	0	(3)	0	0	(54)	0	0	136	(54)
Financials	0	15,347	0	0	0	0	0	0	15,347	0
Industrials	2,703	5,863	0	0	0	5,436	0	(2,701)	11,301	5,435
Information Technology	0	6,602	0	0	0	4,933	0	0	11,535	4,933
Telecommunication Services	8	0	0	0	0	0	0	0	8	0
Utilities	4,220	0	0	0	0	229	0	0	4,449	229
Real Estate	5,750	0	0	0	0	0	0	(5,750)	0	0
Warrants
Telecommunication Services	0	0	0	0	0	(666)	4,485	0	3,819	(666)
Preferred Securities
Utilities	0	12,443	0	0	0	2	0	0	12,445	2
Totals	$185,330	$77,221	$(60,471)	$466	$(17,557)	$29,503	$30,548	$(29,424)	$215,616	$13,404
The following is a summary of significant unobservable inputs used in the fair valuations of assets and liabilities categorized within Level 3 of the fair value hierarchy:

Category and Subcategory		Ending Balance at 09/30/2020	Valuation Technique			Unobservable Inputs			Input Value(s) (% Unless Noted Otherwise)	Weighted Average%
Investments in Securities, at Value
Loan Participations and Assignments		$31,575	Discounted Cash Flow			Discount Rate			4.221 - 15.000	6.180
		2,203	Other Valuation Techniques(2)			-			-	—
		53	Proxy Pricing			Base Price			100.000	—
		26,806	Third Party Vendor			Broker Quote			80.000 - 99.250	80.207
Corporate Bonds & Notes
Banking & Finance		11,256	Reference Instrument			Option Adjusted Spread			666.300 bps	—
Industrials		2	Proxy Pricing			Base Price			0.093	—
Non-Agency Mortgage-Backed Securities		15,678	Discounted Cash Flow			Discount Rate			4.476	—
		3,224	Proxy Pricing			Base Price			1.500 - 96.625	90.931
		10,009	Reference Instrument			Volatility			30.000	—
Asset-Backed Securities		12,076	Discounted Cash Flow			Discount Rate			5.110	—
		43,694	Proxy Pricing			Base Price			2.750 - 110,000.000	39,887.774
Common Stocks
Energy		136	Other Valuation Techniques(2)			-			-	—
Financials		15,347	Fundamental Valuation			Company Equity Value			$635,000,000	—
Industrials		3	Other Valuation Techniques(2)			-			-	—
		11,298	Recent Transaction			Purchase Price			62.050	—
Information Technology		11,535	Discounted Cash Flow			Yield			13.640	—
Telecommunication Services		8	Other Valuation Techniques(2)			-			-	—
Utilities		4,449	Indicative Market Quotation			Broker Quote			$34.000	—
Warrants
Telecommunication Services		3,819	Other Valuation Techniques(2)			-			-	—
Preferred Securities
Utilities		12,445	Recent Transaction			Purchase Price			$27.048	—
Total		$215,616
(1)

Any difference between Net Change in Unrealized Appreciation/(Depreciation) and Net Change in Unrealized Appreciation/(Depreciation) on Investments Held at September 30, 2020 may be due to an investment no longer held or categorized as Level 3 at period end.

(2)									Includes valuation techniques not defined in the Notes to Financial Statements as securities valued using such techniques are not considered significant to the Fund.

Notes to Financial Statements

1. BASIS FOR CONSOLIDATION

PDILS I LLC, (the “Subsidiary”), a Delaware limited liability company was formed as a wholly owned subsidiary acting as an investment vehicle for the PIMCO Dynamic Income Fund (the “Fund”) in order to effect certain investments for the Fund consistent with the Fund’s investment objectives and policies in effect from time to time. The Subsidiary was formed on March 12, 2013. PIMCO Dynamic Income Fund’s investment portfolio has been consolidated and includes the portfolio holdings of the PIMCO Dynamic Income Fund and the Subsidiary. Accordingly, the consolidated financial statements include the accounts of the Fund and the Subsidiary. All inter-company transactions and balances have been eliminated. This structure was established so that certain loans could be held by a separate legal entity from the Fund. The net assets of the Subsidiary as of period end represented 0.4% of the Fund’s consolidated net assets.

2. INVESTMENT VALUATION AND FAIR VALUE MEASUREMENTS

(a) Investment Valuation Policies The net asset value (“NAV”) of the Fund's shares is determined by dividing the total value of portfolio investments and other assets attributable to the Fund less any liabilities by the total number of shares outstanding of the Fund.

On each day that the New York Stock Exchange (“NYSE”) is open, Fund shares are ordinarily valued as of the close of regular trading (normally 4:00 p.m., Eastern time) (“NYSE Close”). Information that becomes known to the Fund or its agents after the time as of which NAV has been calculated on a particular day will not generally be used to retroactively adjust the price of a security or the NAV determined earlier that day. If regular trading on the NYSE closes earlier than scheduled, the Fund reserves the right to either (i) calculate its NAV as of the earlier closing time or (ii) calculate its NAV as of the normally scheduled close of regular trading on the NYSE for that day. The Fund generally does not calculate its NAV on days during which the NYSE is closed. However, if the NYSE is closed on a day it would normally be open for business, the Fund reserves the right to calculate its NAV as of the normally scheduled close of regular trading on the NYSE for that day or such other time that the Fund may determine.

For purposes of calculating a NAV, portfolio securities and other assets for which market quotes are readily available are valued at market value. Market value is generally determined on the basis of official closing prices or the last reported sales prices, or if no sales are reported, based on quotes obtained from established market makers or prices (including evaluated prices) supplied by the Fund's approved pricing services, quotation reporting systems and other third-party sources (together, “Pricing Services”). The Fund will normally use pricing data for domestic equity securities received shortly after the NYSE Close and does not normally take into account trading, clearances or settlements that take place after the NYSE Close. If market value pricing is used, a foreign (non-U.S.) equity security traded on a foreign exchange or on more than one exchange is typically valued using pricing information from the exchange considered by Pacific Investment Management Company LLC (“PIMCO” or the “Manager”) to be the primary exchange. A foreign (non-U.S.) equity security will be valued as of the close of trading on the foreign exchange, or the NYSE Close, if the NYSE Close occurs before the end of trading on the foreign exchange. Domestic and foreign (non-U.S.) fixed income securities, non-exchange traded derivatives, and equity options are normally valued on the basis of quotes obtained from brokers and dealers or Pricing Services using data reflecting the earlier closing of the principal markets for those securities. Prices obtained from Pricing Services may be based on, among other things, information provided by market makers or estimates of market values obtained from yield data relating to investments or securities with similar characteristics. Certain fixed income securities purchased on a delayed-delivery basis are marked to market daily until settlement at the forward settlement date. Exchange-traded options, except equity options, futures and options on futures are valued at the settlement price determined by the relevant exchange. Swap agreements are valued on the basis of bid quotes obtained from brokers and dealers or market-based prices supplied by Pricing Services. The Fund's investments in open-end management investment companies, other than exchange-traded funds ("ETFs"), are valued at the NAVs of such investments.

If a foreign (non-U.S.) equity security’s value has materially changed after the close of the security’s primary exchange or principal market but before the NYSE Close, the security may be valued at fair value based on procedures established and approved by the Board of Trustees (the “Board”). Foreign (non-U.S.) equity securities that do not trade when the NYSE is open are also valued at fair value. With respect to foreign (non-U.S.) equity securities, the Fund may determine the fair value of investments based on information provided by Pricing Services and other third-party vendors, which may recommend fair value or adjustments with reference to other securities, indices or assets. In considering whether fair valuation is required and in determining fair values, the Fund may, among other things, consider significant events (which may be considered to include changes in the value of U.S. securities or securities indices) that occur after the close of the relevant market and before the NYSE Close. The Fund may utilize modeling tools provided by third-party vendors to determine fair values of foreign (non-U.S.) securities. For these purposes, any movement in the applicable reference index or instrument (“zero trigger”) relating to the foreign (non-U.S.) security being fair valued between the earlier close of the applicable foreign market and the NYSE Close may be deemed to be a significant event, prompting the application of the pricing model (effectively resulting in daily fair valuations). Foreign exchanges may permit trading in foreign (non-U.S.) equity securities on days when the Fund is not open for business, which may result in the Fund's portfolio investments being affected when shareholders are unable to buy or sell shares.

Senior secured floating rate loans for which an active secondary market exists to a reliable degree are valued at the mean of the last available bid/ask prices in the market for such loans, as provided by a Pricing Service. Senior secured floating rate loans for which an active secondary market does not exist to a reliable degree are valued at fair value, which is intended to approximate market value. In valuing a senior secured floating rate loan at fair value, the factors considered may include, but are not limited to, the following: (a) the creditworthiness of the borrower and any intermediate participants, (b) the terms of the loan, (c) recent prices in the market for similar loans, if any, and (d) recent prices in the market for instruments of similar quality, rate, period until next interest rate reset and maturity.

Investments valued in currencies other than the U.S. dollar are converted to the U.S. dollar using exchange rates obtained from Pricing Services. As a result, the value of such investments and, in turn, the NAV of the Fund's shares may be affected by changes in the value of currencies in relation to the U.S. dollar. The value of investments traded in markets outside the United States or denominated in currencies other than the U.S. dollar may be affected significantly on a day that the Fund is not open for business. As a result, to the extent that the Fund holds foreign (non-U.S.) investments, the value of those investments may change at times when shareholders are unable to buy or sell shares and the value of such investments will be reflected in the Fund's next calculated NAV.

Investments for which market quotes or market based valuations are not readily available are valued at fair value as determined in good faith by the Board or persons acting at their direction. The Board has adopted methods for valuing securities and other assets in circumstances where market quotes are not readily available, and has delegated to PIMCO the responsibility for applying the fair valuation methods. In the event that market quotes or market based valuations are not readily available, and the security or asset cannot be valued pursuant to a Board approved valuation method, the value of the security or asset will be determined in good faith by the Board. Market quotes are considered not readily available in circumstances where there is an absence of current or reliable market-based data (e.g., trade information, bid/ask information, indicative market quotations (“Broker Quotes”), Pricing Services’ prices), including where events occur after the close of the relevant market, but prior to the NYSE Close, that materially affect the values of the Fund's securities or assets. In addition, market quotes are considered not readily available when, due to extraordinary circumstances, the exchanges or markets on which the securities trade do not open for trading for the entire day and no other market prices are available. The Board has delegated, to the Manager, the responsibility for monitoring significant events that may materially affect the values of the Fund's securities or assets and for determining whether the value of the applicable securities or assets should be reevaluated in light of such significant events.

Notes to Financial Statements (Cont.)

When the Fund uses fair valuation to determine the value of a portfolio security or other asset for purposes of calculating its NAV, such investments will not be priced on the basis of quotes from the primary market in which they are traded, but rather may be priced by another method that the Board or persons acting at their direction believe reflects fair value. Fair valuation may require subjective determinations about the value of a security. While the Fund’s policy is intended to result in a calculation of the Fund’s NAV that fairly reflects security values as of the time of pricing, the Fund cannot ensure that fair values determined by the Board or persons acting at their direction would accurately reflect the price that the Fund could obtain for a security if it were to dispose of that security as of the time of pricing (for instance, in a forced or distressed sale). The prices used by the Fund may differ from the value that would be realized if the securities were sold.

(b) Fair Value Hierarchy U.S. GAAP describes fair value as the price that the Fund would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date. It establishes a fair value hierarchy that prioritizes inputs to valuation methods and requires disclosure of the fair value hierarchy, separately for each major category of assets and liabilities, that segregates fair value measurements into levels (Level 1, 2, or 3). The inputs or methodology used for valuing securities are not necessarily an indication of the risks associated with investing in those securities. Levels 1, 2, and 3 of the fair value hierarchy are defined as follows:

• Level 1 — Quoted prices in active markets or exchanges for identical assets and liabilities.

• Level 2 — Significant other observable inputs, which may include, but are not limited to, quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market corroborated inputs.

• Level 3 — Significant unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available, which may include assumptions made by the Board or persons acting at their direction that are used in determining the fair value of investments.

Assets or liabilities categorized as Level 2 or 3 as of period end have been transferred between Levels 2 and 3 since the prior period due to changes in the method utilized in valuing the investments. Transfers from Level 2 to Level 3 are a result of a change, in the normal course of business, from the use of methods used by Pricing Services (Level 2) to the use of a Broker Quote or valuation technique which utilizes significant unobservable inputs due to an absence of current or reliable market-based data (Level 3). Transfers from Level 3 to Level 2 are a result of the availability of current and reliable market-based data provided by Pricing Services or other valuation techniques which utilize significant observable inputs. In accordance with the requirements of U.S. GAAP, the amounts of transfers into and out of Level 3, if material, are disclosed in the Notes to Consolidated Schedule of Investments for the Fund.

For fair valuations using significant unobservable inputs, U.S. GAAP requires a reconciliation of the beginning to ending balances for reported fair values that presents changes attributable to realized gain (loss), unrealized appreciation (depreciation), purchases and sales, accrued discounts (premiums), and transfers into and out of the Level 3 category during the period. The end of period value is used for the transfers between Levels of the Fund's assets and liabilities. Additionally, U.S. GAAP requires quantitative information regarding the significant unobservable inputs used in the determination of fair value of assets or liabilities categorized as Level 3 in the fair value hierarchy. In accordance with the requirements of U.S. GAAP, a fair value hierarchy, and if material, a Level 3 reconciliation and details of significant unobservable inputs, have been included in the Notes to Consolidated Schedule of Investments for the Fund.

(c) Valuation Techniques and the Fair Value Hierarchy

Level 1 and Level 2 trading assets and trading liabilities, at fair value The valuation methods (or “techniques”) and significant inputs used in determining the fair values of portfolio securities or other assets and liabilities categorized as Level 1 and Level 2 of the fair value hierarchy are as follows:

Fixed income securities including corporate, convertible and municipal bonds and notes, U.S. government agencies, U.S. treasury obligations, sovereign issues, bank loans, convertible preferred securities and non-U.S. bonds are normally valued on the basis of quotes obtained from brokers and dealers or Pricing Services that use broker-dealer quotations, reported trades or valuation estimates from their internal pricing models. The Pricing Services' internal models use inputs that are observable such as issuer details, interest rates, yield curves, prepayment speeds, credit risks/spreads, default rates and quoted prices for similar assets. Securities that use similar valuation techniques and inputs as described above are categorized as Level 2 of the fair value hierarchy.

Fixed income securities purchased on a delayed-delivery basis or as a repurchase commitment in a sale-buyback transaction are marked to market daily until settlement at the forward settlement date and are categorized as Level 2 of the fair value hierarchy.

Mortgage-related and asset-backed securities are usually issued as separate tranches, or classes, of securities within each deal. These securities are also normally valued by Pricing Services that use broker-dealer quotations, reported trades or valuation estimates from their internal pricing models. The pricing models for these securities usually consider tranche-level attributes, current market data, estimated cash flows and market-based yield spreads for each tranche, and incorporate deal collateral performance, as available. Mortgage-related and asset-backed securities that use similar valuation techniques and inputs as described above are categorized as Level 2 of the fair value hierarchy.

Common stocks, ETFs, exchange-traded notes and financial derivative instruments, such as futures contracts, rights and warrants, or options on futures that are traded on a national securities exchange, are stated at the last reported sale or settlement price on the day of valuation. To the extent these securities are actively traded and valuation adjustments are not applied, they are categorized as Level 1 of the fair value hierarchy.

Valuation adjustments may be applied to certain securities that are solely traded on a foreign exchange to account for the market movement between the close of the foreign market and the NYSE Close. These securities are valued using Pricing Services that consider the correlation of the trading patterns of the foreign security to the intraday trading in the U.S. markets for investments. Securities using these valuation adjustments are categorized as Level 2 of the fair value hierarchy. Preferred securities and other equities traded on inactive markets or valued by reference to similar instruments are also categorized as Level 2 of the fair value hierarchy.

Equity exchange-traded options and over the counter financial derivative instruments, such as forward foreign currency contracts and options contracts derive their value from underlying asset prices, indices, reference rates, and other inputs or a combination of these factors. These contracts are normally valued on the basis of quotes obtained from a quotation reporting system, established market makers or Pricing Services (normally determined as of the NYSE Close). Depending on the product and the terms of the transaction,

Notes to Financial Statements (Cont.)

financial derivative instruments can be valued by Pricing Services using a series of techniques, including simulation pricing models. The pricing models use inputs that are observed from actively quoted markets such as quoted prices, issuer details, indices, bid/ask spreads, interest rates, implied volatilities, yield curves, dividends and exchange rates. Financial derivative instruments that use similar valuation techniques and inputs as described above are categorized as Level 2 of the fair value hierarchy.

Centrally cleared swaps and over the counter swaps derive their value from underlying asset prices, indices, reference rates, and other inputs or a combination of these factors. They are valued using a broker-dealer bid quotation or on market-based prices provided by Pricing Services (normally determined as of the NYSE Close). Centrally cleared swaps and over the counter swaps can be valued by Pricing Services using a series of techniques, including simulation pricing models. The pricing models may use inputs that are observed from actively quoted markets such as the overnight index swap rate, London Interbank Offered Rate forward rate, interest rates, yield curves and credit spreads. These securities are categorized as Level 2 of the fair value hierarchy.

Level 3 trading assets and trading liabilities, at fair value When a fair valuation method is applied by PIMCO that uses significant unobservable inputs, investments will be priced by a method that the Board or persons acting at their direction believe reflects fair value and are categorized as Level 3 of the fair value hierarchy. The valuation techniques and significant inputs used in determining the fair values of portfolio assets and liabilities categorized as Level 3 of the fair value hierarchy are as follows:

Proxy pricing procedures set the base price of a fixed income security and subsequently adjust the price proportionally to market value changes of a pre-determined security deemed to be comparable in duration, generally a U.S. Treasury or sovereign note based on country of issuance. The base price may be a broker-dealer quote, transaction price, or an internal value as derived by analysis of market data. The base price of the security may be reset on a periodic basis based on the availability of market data and procedures approved by the Valuation Oversight Committee. Significant changes in the unobservable inputs of the proxy pricing process (the base price) would result in direct and proportional changes in the fair value of the security. These securities are categorized as Level 3 of the fair value hierarchy.

If third-party evaluated vendor pricing is not available or not deemed to be indicative of fair value, the Manager may elect to obtain Broker Quotes directly from the broker-dealer or passed through from a third-party vendor. In the event that fair value is based upon a single sourced Broker Quote, these securities are categorized as Level 3 of the fair value hierarchy. Broker Quotes are typically received from established market participants. Although independently received, the Manager does not have the transparency to view the underlying inputs which support the market quotation. Significant changes in the Broker Quote would have direct and proportional changes in the fair value of the security.

Discounted cash flow valuation uses an internal analysis based on the Adviser’s expectation of future income and expenses, capital structure, exit multiples of a security, and other unobservable inputs which may include contractual and factual loan factors, estimated future payments and credit rating. Significant changes in the unobservable inputs of the models would result in direct and proportional changes in the fair value of the security. These securities are categorized as Level 3 of the fair value hierarchy.

Reference instrument valuation estimates fair value by utilizing the correlation of the security to one or more broad-based securities, market indices, and/or other financial instruments, whose pricing information is readily available. Unobservable inputs may include those used in algorithms based on percentage change in the reference instruments and/or weights of each reference instrument. Significant changes in the unobservable inputs would result in direct and proportional changes in the fair value of the security. These securities are categorized as Level 3 of the fair value hierarchy.

Fundamental analysis valuation estimates fair value by using an internal model that utilizes financial statements of the non-public underlying company. Significant changes in the unobservable inputs would result in direct and proportional changes in the fair value of the security. These securities are categorized as Level 3 of the fair value hierarchy.

Security may be valued based on purchase prices of privately negotiated transactions. Significant changes in the unobservable inputs would result in direct and proportional changes in the fair value of the security. These securities are categorized as Level 3 of the fair value hierarchy.

Short-term debt instruments (such as commercial paper) having a remaining maturity of 60 days or less may be valued at amortized cost, so long as the amortized cost value of such short-term debt instruments is approximately the same as the fair value of the instrument as determined without the use of amortized cost valuation. These securities are categorized as Level 2 or Level 3 of the fair value hierarchy depending on the source of the base price.

3. FEDERAL INCOME TAX MATTERS

The Fund intends to qualify as a regulated investment company under Subchapter M of the Internal Revenue Code (the “Code”) and distribute all of its taxable income and net realized gains, if applicable, to shareholders. Accordingly, no provision for Federal income taxes has been made.

The Fund may be subject to local withholding taxes, including those imposed on realized capital gains. Any applicable foreign capital gains tax is accrued daily based upon net unrealized gains, and may be payable following the sale of any applicable investments.

In accordance with U.S. GAAP, the Manager has reviewed the Fund's tax positions for all open tax years. As of September 30, 2020, the Fund has recorded no liability for net unrecognized tax benefits relating to uncertain income tax positions it has taken or expects to take in future tax returns.

The Fund files U.S. federal, state, and local tax returns as required. The Fund's tax returns are subject to examination by relevant tax authorities until expiration of the applicable statute of limitations, which is generally three years after the filing of the tax return but which can be extended to six years in certain circumstances. Tax returns for open years have incorporated no uncertain tax positions that require a provision for income taxes.

Glossary: (abbreviations that may be used in the preceding statements)					(Unaudited)

Counterparty Abbreviations:
BNY	Bank of New York Mellon	FOB	Credit Suisse Securities (USA) LLC	NGF	Nomura Global Financial Products, Inc.
BOS	BofA Securities, Inc.	GLM	Goldman Sachs Bank USA	NOM	Nomura Securities International Inc.
BPS	BNP Paribas S.A.	GSC	Goldman Sachs & Co. LLC	RTA	RBC (Barbados) Trading Bank Corp.
BRC	Barclays Bank PLC	HUS	HSBC Bank USA N.A.	SBI	Citigroup Global Markets Ltd.
BYR	The Bank of Nova Scotia - Toronto	IND	Crédit Agricole Corporate and Investment Bank S.A.	SCX	Standard Chartered Bank, London
CBK	Citibank N.A.	JML	JP Morgan Securities Plc
CDC	Natixis Securities Americas LLC	JPM	JP Morgan Chase Bank N.A.	SOG	Societe Generale Paris
CEW	Canadian Imperial Bank of Commerce	JPS	J.P. Morgan Securities LLC	SSB	State Street Bank and Trust Co.
CIB	Canadian Imperial Bank of Commerce	MBC	HSBC Bank Plc	TDM	TD Securities (USA) LLC
CSG	Credit Suisse AG Cayman	MEI	Merrill Lynch International	UAG	UBS AG Stamford
FBF	Credit Suisse International	MSB	Morgan Stanley Bank, N.A	UBS	UBS Securities LLC
FICC	Fixed Income Clearing Corporation	MYI	Morgan Stanley & Co. International PLC

Currency Abbreviations:
ARS	Argentine Peso	EUR	Euro	MXN	Mexican Peso
BRL	Brazilian Real	GBP	British Pound	PEN	Peruvian New Sol
CLP	Chilean Peso	IDR	Indonesian Rupiah	RUB	Russian Ruble
DOP	Dominican Peso	INR	Indian Rupee	USD (or $)	United States Dollar

Index/Spread Abbreviations:
ABX.HE	Asset-Backed Securities Index - Home Equity	EUR003M	3 Month EUR Swap Rate	SONIO	Sterling Overnight Interbank Average Rate
BADLARPP	Argentina Badlar Floating Rate Notes	LIBOR03M	3 Month USD-LIBOR	US0003M	3 Month USD Swap Rate
BP0003M	3 Month GBP-LIBOR	PRIME	Daily US Prime Rate

Other Abbreviations:
ABS	Asset-Backed Security	CDO	Collateralized Debt Obligation	REMIC	Real Estate Mortgage Investment Conduit
ADR	American Depositary Receipt	CLO	Collateralized Loan Obligation	SP - ADR	Sponsored American Depositary Receipt
AID	Agency International Development	EURIBOR	Euro Interbank Offered Rate	TBA	To-Be-Announced
ALT	Alternate Loan Trust	LIBOR	London Interbank Offered Rate	TBD	To-Be-Determined
BABs	Build America Bonds	OIS	Overnight Index Swap	TBD%	Interest rate to be determined when loan settles or at the time of funding
CBO	Collateralized Bond Obligation	PIK	Payment-in-Kind